UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2007

Item 1:                             Reports to Shareholders.

2007

LORD ABBETT
ANNUAL REPORT

Lord Abbett

All Value Fund

Alpha Strategy Fund

International Core Equity Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the fiscal year ended October 31, 2007

Lord Abbett Securities Trust

Annual Report

For the fiscal year ended October 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Securities Trust's performance for the fiscal year ended October 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended October 31, 2007?

A: Despite a notable rise in volatility, equities (as measured by the S&P 500® Index1) generated a total return of 14.6% in the fiscal year ended October 2007. Furthermore, investors remained optimistic regarding the outlook for corporate earnings; the investor consensus estimate for calendar year 2008 earnings for the S&P 500 Index was 14.1% above the consensus for calendar year 2007 earnings. Growth (as measured by the S&P Composite Growth Index2) outperformed value (as measured by the S&P Composite Value Index2) and the performance of mid cap companies (as measured by the S&P MidCap 400® Index3) outpaced the rest of the market (as measured by the S&P 500 Index).

At the sector level, six of the 10 major industry groups in the S&P 500 Index posted 12-month total returns in excess of 20%, two more posted gains greater than 10%, while only two sectors declined in the fiscal year. Unfortunately, those sectors that declined – consumer discretionary and financials – account for over 28% (on a market-weight basis) of the S&P 500 Index, which cost the market approximately 50 basis points in overall performance.

On the international side, foreign equity markets posted strong returns for the year ended October 31, 2007. The MSCI EAFE® Index4 rose 25.4% (in U.S. dollar terms), and the MSCI World ex-U.S Small Cap IndexSM 5 rose 24.9% (in U.S. dollar terms), outdistancing the U.S. equity markets, as measured by the S&P 500 Index, which rose 14.6% (in U.S. dollar terms).

Emerging markets, which have generally made strong gains in recent years, delivered another year of robust gains. The MSCI Emerging Markets IndexSM 6 rose an impressive 68.3% (in U.S. dollar terms).

Lord Abbett All Value Fund

Q: How did the All Value Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 13.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index,7 which returned 10.1% over the same period.

Q: What were the most significant factors affecting performance?

A: The financial services sector (owing to an underweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the one-year period, followed by the materials and processing sector (owing to an overweight position) and the producer durables sector.

Among the individual holdings that contributed to performance were integrated oils holding ExxonMobil Corp. (the Fund's number-one contributor), a worldwide operator of petroleum and petrochemicals businesses; materials and processing holdings The Shaw Group Inc., a provider of engineering, procurement, construction, maintenance, fabrication, manufacturing, consulting, remediation, and facilities management services, and Barrick Gold Corp., an international gold company operating mines and development projects; other holding (the category reserved for diversified corporations) General Electric Co., a provider of jet engines, power plant turbines, locomotives, medical imaging equipment, and private label credit cards; and utilities holding AT&T Inc., a provider of communications services.

The utilities sector was the worst detractor from the Fund's relative performance, followed by the integrated oils sector (owing to an underweight position) and the healthcare sector.

Among the individual holdings that detracted from performance were healthcare holdings IMS Health Inc. (the Fund's number-one detractor), a pharmaceutical manufacturer information partner; Mylan, Inc., a developer of generic and branded pharmaceutical products; and Novartis AG, a manufacturer of pharmaceutical and nutrition products; consumer discretionary holding Macy's, Inc., a department store operator; and utilities holding Comcast Corp., an operator of hybrid fiber-coaxial broadband cable communications networks.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Alpha Strategy Fund

Q: How did the Alpha Strategy Fund perform during the fiscal year ended October 31, 2007?

A: The Alpha Strategy Fund is a strategic allocation fund using a fund of funds approach. Assets are currently divided among Lord Abbett International Opportunities Fund, Lord Abbett Developing Growth Fund, Lord Abbett Small Cap Value Fund, Lord Abbett Micro Cap Growth Fund, Lord Abbett Micro Cap Value Fund, Lord Abbett Small Cap Blend Fund, and Lord Abbett Value Opportunities Fund. As a result, the Alpha Strategy Fund's performance is directly related to the performance of its underlying funds.

The Alpha Strategy Fund returned 28.0%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Small Cap World Index,8 which returned 21.7% over the same period.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund Component

(Approximately 25.1% of Alpha Strategy Fund portfolio)

Q: How did the International Opportunities Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 26.7%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,8 which returned 28.4% over the same period.

See discussion about Lord Abbett International Opportunities Fund on page 9.

Lord Abbett Developing Growth Fund Component

(Approximately 20.2% of Alpha Strategy Fund portfolio)

Q: How did the Developing Growth Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 47.6%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,9 which returned 16.7% over the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the greatest contributor to the Fund's performance relative to its benchmark for the one-year period, followed by the technology sector and the healthcare sector.

Among the individual holdings that contributed to performance were technology holdings SunPower Corp. (the Fund's number-one contributor) and First Solar, Inc., two companies that use semiconductor processes to generate electricity from sunlight; and consumer discretionary holdings aQuantive, Inc., an Internet marketing company (recently acquired by Microsoft); New Oriental Education & Technology Group, Inc., a provider of educational services to Chinese students, and Priceline.com Inc., an Internet-based travel company.

The utilities sector (owing to an underweight position) was the largest detractor from performance, followed by the not classified, or miscellaneous, sector.

Among the individual holdings that detracted from performance were technology holdings SiRF Technology Holdings, Inc. (the Fund's number-one detractor), a supplier of global positioning system (GPS) semiconductor solutions; Rackable Systems Inc., a provider of high-density computer servers and high-capacity storage systems based on an open architecture approach; Isilon Systems, Inc., a computer storage manufacturer; and Limelight Networks Inc., a content delivery network for Internet distribution of video, music, games, and downloads; and consumer discretionary holding Smith & Wesson Holding Corp., a producer of handguns, law enforcement products, and firearm safety and security products.

Lord Abbett Small Cap Value Fund Component

(Approximately 19.9% of Alpha Strategy Fund portfolio)

Q: How did the Small Cap Value Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 17.6%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,10 which returned 2.1% over the same period.

Q: What were the most significant factors affecting performance?

A: The financial services sector (owing to an underweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the one-year period, followed by the materials and processing sector (owing to an overweight position) and the producer durables sector.

Among the individual holdings that contributed to performance were materials and processing holdings The Shaw Group Inc. (the Fund's number-one contributor), a provider of engineering, procurement, construction, maintenance, fabrication, manufacturing, consulting, remediation, and facilities management services, and Hexcel Corp., a manufacturer of reinforcement products, composite materials, and engineered products; producer durables holding Curtiss-Wright Corp., a designer of precision components and systems; and technology holdings Anixter International Inc., a distributor of communications and specialty wire and cable products, and FLIR Systems, Inc., a maker of thermal imaging and broadcast camera systems.

The consumer staples sector (owing to an underweight position) was the worst detractor from Fund relative performance for the period, followed by the auto and transportation sector and the utilities sector.

Among the individual holdings that detracted from performance were materials and processing holdings Rogers Corp. (the Fund's number-one detractor), a manufacturer of specialty materials and components for applications in the communications, computer, imaging, consumer, and transportation markets, and NCI Building Systems, Inc., a maker of metal engineered building systems and products for the building industry; consumer discretionary holdings Ruby Tuesday, an operator of a chain of specialty restaurants, and The Pantry, Inc., an operator of convenience stores; and technology holding American Reprographics Co., a provider of reprographic technology and services.

Lord Abbett Micro Cap Growth Fund Component

(Approximately 10.1% of Alpha Strategy Fund portfolio)

Q: How did the Micro Cap Growth Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 45.5%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2000 Growth Index, which returned 16.7% over the same period. The Micro Cap Growth Fund was added to the portfolio on April 2, 2007.

Q: What were the most significant factors affecting performance?

A: The technology sector was the greatest contributor to Fund performance relative to its benchmark for the 12-month period,

followed by the healthcare sector and the materials and processing sector.

Among the individual holdings that contributed to performance were technology holdings JA Solar Holdings Co. Ltd. (the Fund's number-one contributor), a manufacturer of solar cells, and Omniture, Inc., a provider of online business optimization software; healthcare holding Hansen Medical, Inc., a developer of medical robotics used with catheter-based technologies to facilitate less-invasive surgical procedures; materials and processing holding Force Protection, Inc., a maker of vehicles that protect and save lives and property, including mine-protected vehicles used by the military; and consumer staples company Jones Soda Co., which manufactures and distributes a variety of soda and juice beverages.

The consumer discretionary was the primary detractor from the Fund's relative performance for the period, followed by the not classified or miscellaneous sector and the producer durables sector (owing to an underweight position).

Among the individual holdings that detracted from performance were consumer discretionary holdings Houston Wire & Cable Co. (the Fund's number-one detractor), a wholesaler of wire and cable to the electricity distribution market, and Smith & Wesson Holding Corp., a producer of handguns, law enforcement products, and firearm safety and security products; and technology holdings Isilon Systems, Inc., a computer storage manufacturer; STEC Inc., a designer of technology solutions that offers products based on dynamic random access memory, static random assess memory, and Flash memory technologies; and SourceFire Inc., a provider of security software to protect corporate networks.

Lord Abbett Micro Cap Value Fund Component

(Approximately 9.8% of Alpha Strategy Fund portfolio)

Q: How did the Micro Cap Value Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 19.2%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2000 Value Index, which returned 2.1% over the same period. The Micro Cap Value Fund was added to the portfolio on April 2, 2007.

Q: What were the most significant factors affecting performance?

A: The producer durables sector was the greatest contributor to Fund performance relative to its benchmark for the one-year period, followed by the financial services sector (owing to an underweight position) and the consumer discretionary sector.

Among the individual holdings that contributed to performance were producer durables holdings Graham Corp. (the Fund's number-one contributor), a designer and builder of vacuum and heat transfer equipment for process industries, and Twin Disc, Inc., a provider of heavy-duty power transmission equipment to the marine, energy, off-highway heavy equipment, and other markets; consumer discretionary holding Exponent, Inc., a provider of scientific research and analysis for failures and accidents product development, regulatory compliance, and crisis management; auto and transportation sector holding Amerigon Inc., which supplies high-technology products for automotive original manufacturers; and technology holding Applix, Inc., a financial analytics company. (Applix, Inc. was recently acquired by Cognos, a provider of business intelligence and performance management solutions.)

The most significant detractor from the Fund's relative performance was the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners), followed by the consumer staples sector and the other sector (owing to an underweight position), made up of diversified corporations.

Among the individual holdings that detracted from performance were financial services holdings Marlin Business Services Corp. (the Fund's number-one detractor), a provider of equipment leasing solutions primarily to small businesses, and Southwest Bancorp, an independent, commercial-oriented financial services institution focusing on growth in Texas and Kansas; consumer staples holding Overhill Farms, Inc., a manufacturer of frozen food products; materials and processing holding U.S. Concrete, Inc., a provider of ready-mixed concrete and related products and services to the construction industry; and producer durables holding Flanders Corp., a manufacturer of a range of air filtration products.

Lord Abbett Small Cap Blend Fund Component

(Approximately 9.8% of Alpha Strategy Fund portfolio)

Q: How did the Small Cap Blend Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 15.8%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Index,11 which returned 9.3% over the same period. The Small Cap Blend Fund was added to the portfolio on June 25, 2007.

Q: What were the most significant factors affecting performance?

A: The financial services sector (owing to an underweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the one-year period, followed by the healthcare sector and the producer durables sector.

Among the individual holdings that contributed to performance were financial services holding Ohio Casualty Corp. (the Fund's number-one contributor), a property and casualty insurer (which was acquired by Liberty Mutual Insurance on August 24, 2007); healthcare holdings Kyphon Inc., a developer of medical devices for orthopedic applications utilizing balloon technology (which was acquired by Medtronic on November 2, 2007), and Amedisys, Inc., a multi-regional provider of alternate-site healthcare services; producer durables holding Bucyrus International, Inc., a manufacturer of large excavation machinery used for mining; and technology holding Stratasys, Inc., a developer of rapid prototyping systems.

The materials and processing sector was the worst detractor from the Fund's relative performance for the period, followed by the technology sector and the consumer staples sector.

Among the individual holdings that detracted from performance were consumer discretionary holding Select Comfort Corp. (the Fund's number-one detractor), a designer of a line of air bed mattresses with adjustable firmness, as well as foundations and accessories; materials and processing holding Beacon Roofing Supply, Inc., a distributor of roofing materials; healthcare holding LCA-Vision Inc., an operator of stand-alone laser vision correction centers; and technology holdings Websense, Inc., a provider of employee Internet management solutions, and American Reprographics Co., a provider of reprographic technology and services.

Lord Abbett Value Opportunities Fund Component

(Approximately 4.8% of Alpha Strategy Fund portfolio)

Q: How did the Value Opportunities Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 19.1%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,12 which returned 4.6% over the same period. The Value Opportunities Fund was added to the portfolio on June 25, 2007.

See discussion about Lord Abbett Value Opportunities Fund on page 11.

Lord Abbett International Core Equity Fund

Q: How did the International Core Equity Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 28.2%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE® Index with Net Dividends,13 which returned 24.9% over the same period.

Q: What were the most significant factors affecting performance?

A: The telecommunications services sector was the greatest contributor to the Fund's performance relative to its benchmark for the one-year period, followed by the energy sector and the financials sector.

Among the individual holdings that contributed to performance were financials holdings National Bank of Greece S.A. (the Fund's number-one contributor), a provider of retail and corporate banking services, and Agile Property Holdings Ltd., a developer of properties in the Guangdong province, People's Republic of China; telecommunications services holding Vodafone Group Plc, an international provider of mobile telecommunications services, including voice and data communications; materials holding Alcan Inc., a multinational company involved in all aspects of the aluminum industry; and utilities holding CEZ, an operator of coal-fired, hydroelectric, and nuclear power plants in the Czech Republic.

The consumer discretionary sector was the worst detractor from the Fund's relative performance, followed by the industrials sector and the information technology sector.

Among the individual holdings that detracted from performance were financials holdings Sumitomo Mitsui Financial Group, Inc. (the Fund's number-one detractor), a Japanese provider of commercial banking and a variety of financial services, and ORIX Corp., a Japanese provider of comprehensive financial services throughout the world; consumer discretionary holding Sports Direct International, a British retailer of sports apparel products; energy holding Electromagnetic GeoServices AS, a Norwegian-based provider of oil and gas services using 3D electromagnetic data; and industrials holding THK Co., Ltd., a Japanese manufacturer of industrial linear motion systems, applied in such products as robots, machine tools, and semiconductor equipment.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund

Q: How did the International Opportunities Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 26.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index, which returned 28.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The industrials sector was the worst detractor from the Fund's performance relative to its benchmark for the 12-month period, followed by materials sector (owing to an underweight position) and the consumer staples sector.

Among the individual holdings that detracted from performance were consumer staples holding C&C Group plc (the Fund's number-one detractor), an Irish manufacturer of branded beverages and snacks; consumer discretionary holdings The Japan General Estate Co., Ltd., a developer of newly constructed condominiums and houses, and Avex Group Holdings Inc., a marketer of music CDs videos and DVDs; and industrials holdings Vueling Airlines SA, an air passenger transportation services company based in Spain, and Vedior NV, a Netherland-based staffing services firm.

The financials sector was the best contributor to Fund relative performance, followed by the energy sector (owing to an overweight position) and the telecommunications services sector.

Among the individual holdings that contributed to performance were financial holdings Arques Industries AG (the Fund's number-one contributor), a company that acquires medium-sized German, Swiss, and Austrian companies in need of restructuring; RexCapital Financial Holdings Ltd., a provider of lottery services in China; Agile Property Holdings Ltd., a developer of properties in the Guangdong province, People's Republic of China; BlueBay Asset Management plc., a British manager of fixed-income credit funds and products; and materials holding Wacker Chemie AG, a German-based manufacturer of various chemical products sold worldwide.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Value Fund

Q: How did the Large Cap Value Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 13.0%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000® Value Index,14 which returned 10.8% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to the Fund's performance relative to its benchmark for the one-year period was the financial services sector (owing to an underweight position), followed by the materials and processing sector and the technology sector (owing to an overweight position).

Among the individual holdings that contributed to performance were integrated oils holding ExxonMobil Corp. (the Fund's number-one contributor), an operator of petroleum and petrochemicals businesses throughout the world; financial services holding Bank of New York Mellon Corp., a worldwide provider of financial and securities services to financial institutions, corporations, and individuals; materials and processing holdings Freeport-McMoRan Copper &

Gold, Inc., a miner and miller of copper, gold, and silver, and Monsanto, a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and utilities holding AT&T Inc., a communications services provider.

The integrated oils sector (owing to an underweight position) was the largest detractor from the Fund's relative performance, followed by the consumer discretionary sector and the utilities sector (owing to an underweight position).

Among the individual holdings that detracted from performance were financial services holdings Citigroup Inc. (the Fund's number-one detractor), a diversified financial services holding company; American International Group, Inc., a provider of a variety of insurance and insurance-related services; Freddie Mac, a stockholder-owned corporation chartered by Congress to create a continuous flow of funds to mortgage lenders; consumer discretionary holding Wal-Mart Stores, Inc., an operator of discount stores and supercenters; and healthcare holding Boston Scientific Corp., a developer of minimally invasive medical devices.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Value Opportunities Fund

Q: How did the Value Opportunities Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 18.7%, reflecting the performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2500 Value Index, which returned 4.6% for the same period.

Q: What were the most significant factors affecting performance?

A: The materials and processing sector was the greatest contributor to the Fund's performance relative to its benchmark for the one-year period, followed by the financial services sector (owing to an underweight position) and the consumer discretionary sector.

Among the individual holdings that contributed to performance were materials and processing holdings The Shaw Group Inc. (the Fund's number-one contributor), a provider of engineering and construction services serving the energy and environmental infrastructure market, and Harsco Corp., an industrial services and engineered products company; other holding (the category reserved for diversified corporations) Kaman Corp., with exposure to aerospace/defense through its helicopter business and industrial distribution; producer durables holding Alliant Techsystems Inc., a developer of advanced weapon and space systems; and technology holding Anixter International Inc., a distributor of communications and specialty wire and cable products.

The consumer staples sector (owing to an underweight position) was the worst detractor from the Fund's relative performance for the period. The utilities sector also detracted from performance.

Among the individual holdings that detracted from performance were technology holdings Plexus Corp. (the Fund's number-one detractor), a provider of electronic manufacturing services; Micrel, Inc., a developer of analog power integrated circuits and digital circuits; and CACI International Inc., a supplier of information technology products and services; other energy holding BJ Services Co., a provider of pressure pumping and other oilfield services for the petroleum industry; and financial services holding H&E Equipment Services, Inc., an integrated equipment services company focused on heavy construction and industrial equipment.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC. The CDSC is not reflected in the average annual total returns. If the CDSC was included, performance would have been lower.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and the S&P SmallCap 600® indexes to create a broad market portfolio representing 90% of U.S. equities. Companies in this index are split into two groups based on factors including price-to-book ratio to create the Composite Growth and Composite Value indexes.

3  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

4  The MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performace, excluding the United States and Canada. As of June 2006, the MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

5  The MSCI World Ex-U.S. Small Cap IndexSM is the small cap component of the MSCI World Ex-U.S. Standard Index. Securities selected represent 40% of the small cap asset class in each developed market on a capitalization-weighted basis.

6  The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 24 emerging market country indexes: Argentina, Brazil, Chile, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

7  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

8  S&P/Citigroup Global Equity Index SystemSM and the names of each of the indexes and subindexes that it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup Small Cap World ex-U.S. Index is a subset of the Global Citigroup Broad Market Index (BMI). The S&P/Citigroup Extended Market World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI).

9  The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

10  The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

11  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 1000 Index.

12  The Russell 2500® Value Index measures the performance of those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

13  The MSCI EAFE® Index with Net Dividends is an unmanaged index that reflects the stock markets of 22 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

14  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

The views of the Funds' management and the portfolio holdings described in this report are as of October 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note About Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

All Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 3000® Value Index and S&P 500/Citigroup Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	5 Years	10 Years	Life of Class
Class A3	6.63%	13.97%	9.75%	—
Class B4	8.50%	14.49%	9.72%	—
Class C5	12.48%	14.60%	9.70%	—
Class F6	—	—	—	0.59	%*
Class I7	13.68%	—	—	17.95%
Class P8	13.08%	15.22%	—	8.87%
Class R2[9]	—	—	—	0.51	%*
Class R3[10]	—	—	—	0.51	%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect any transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on March 31, 2003. Performance is at net asset value.

8  Class P shares commenced operations on August 15, 2001. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Alpha Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P/Citigroup Small-Cap World Index, Lipper Small Cap Core Funds Average, 85% Russell 2000® Index/15% S&P/Citigroup Extended Market World ex-U.S. Index and S&P/Citigroup Extended Market World ex-U.S. Index, assuming reinvestment of all dividends and distributions. The Fund believes that the S&P/Citigroup Extended Market World ex-U.S. Index is a more appropriate benchmark for the Fund as a measure of the Fund's performance, and therefore will remove S&P/Citigroup Small-Cap World Index in the 2008 Annual Report. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	5 Years	Life of Class
Class A3	20.66%	22.24%	7.86%
Class B4	23.17%	22.81%	7.83%
Class C5	27.20%	22.90%	7.83%
Class F6	—	—	4.75%*
Class I7	28.48%	—	25.12%
Class R2[8]	—	—	4.72%*
Class R3[9]	—	—	4.72%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index and average does not reflect transaction costs, management fees or sales charges. The performance of each index and average is not necessarily representative of the Fund's performance. Performance for each index and average begins on March 31, 1998.

3  Class A shares commenced operations on March 18, 1998. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on March 18, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for the life of the class.

5  Class C shares commenced operations on March 18, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on October 19, 2004. Performance is at net asset value.

8  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

International Core Equity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE®) Index ("With Gross Dividends") and the MSCI EAFE® Index ("With Net Dividends"), assuming reinvestment of all dividends and distributions. "With Net Dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI EAFE® Index. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	Life of Class
Class A3	20.84%	17.72%
Class B4	23.39%	18.30%
Class C5	27.39%	18.79%
Class F6	—	3.91%*
Class I7	28.67%	19.97%
Class P8	28.07%	19.43%
Class R2[9]	—	3.85%*
Class R3[10]	—	3.85%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance of each index begins on December 31, 2003.

3  Class A shares commenced operations on December 15, 2003. Performance for the class begins on December 31, 2003, the SEC effective date for the Fund. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 15, 2003. Performance for the class begins on December 31, 2003, the SEC effective date for the Fund. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.

5  Class C shares commenced operations on December 15, 2003. Performance for the class begins on December 31, 2003, the SEC effective date for the Fund. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on December 15, 2003. Performance for the class begins on December 31, 2003, the SEC effective date for the Fund. Performance is at net asset value.

8  Class P shares commenced operations on December 15, 2003. Performance for the class begins on December 31, 2003, the SEC effective date for the Fund. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

International Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P/Citigroup Extended Market World ex-U.S. Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	5 Years	10 Years	Life of Class
Class A3	18.88%	25.04%	6.72%	—
Class B4	21.40%	25.57%	6.63%	—
Class C5	25.32%	25.80%	6.67%	—
Class F6	—	—	—	5.26	%*
Class I7	26.67%	26.92%	—	7.41%
Class P8	26.10%	26.55%	—	6.53%
Class R2[9]	—	—	—	5.21	%*
Class R3[10]	—	—	—	5.26	%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007 is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on December 30, 1997. Performance is at net asset value.

8  Class P shares commenced operations on March 8, 1999. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Large Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Value Index and the S&P 500/Citigroup Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	Life of Class
Class A3	6.43%	11.81%
Class B4	8.23%	12.25%
Class C5	12.29%	12.60%
Class F6	—	0.98%*
Class I7	13.40%	13.75%
Class P8	12.92%	13.24%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for each index begins on June 30, 2003.

3  Class A shares commenced operations on June 23, 2003. Performance for the class begins on June 30, 2003, the SEC effective date for the Fund. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on June 23, 2003. Performance for the class begins on June 30, 2003, the SEC effective date for the Fund. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for the life of the class.

5  Class C shares commenced operations on June 23, 2003. Performance for the class begins on June 30, 2003, the SEC effective date for the Fund. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on June 23, 2003. Performance for the class begins on June 30, 2003, the SEC effective date for the Fund. Performance is at net asset value.

8  Class P shares commenced operations on June 23, 2003. Performance for the class begins on June 30, 2003, the SEC effective date for the Fund. Performance is at net asset value.

*  Because Class F shares has existed for less than one year, average annual return is not provided.

Value Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2500® Value Index and the Russell 2500® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	Life of Class
Class A3	11.86%	20.11%
Class B4	13.87%	21.51%
Class C5	17.87%	23.35%
Class F6	—	0.70%*
Class I7	19.11%	24.52%
Class P8	18.54%	23.93%
Class R2[9]	—	0.63%*
Class R3[10]	—	0.63%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for each index begins on December 30, 2005.

3  Class A shares commenced operations on December 20, 2005, the SEC effective date of the Fund. Performance for the class begins on December 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Class B shares commenced operations on December 20, 2005, the SEC effective date of the Fund. Performance for the class begins on December 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year and for life of Class.

5  Class C shares commenced operations on December 20, 2005, the SEC effective date of the Fund. Performance for the class begins on December 30, 2005. Performance reflects a 1% CDSC for Class C shares for life of Class.

6  Class F shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

7  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on December 20, 2005, the SEC effective date of the Fund. Performance for the class begins December 30, 2005. Performance is at net asset value.

8  Class P shares commenced operations on December 20, 2005, the SEC effective date of the Fund. Performance for the class begins December 30, 2005. Performance is at net asset value.

9  Class R2 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

10  Class R3 shares commenced operations on September 28, 2007. The SEC effective date was September 14, 2007. Performance for the Class began September 28, 2007. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 through October 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 5/1/07 – 10/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

All Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,053.90	$5.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	$5.75
Class B
Actual	$1,000.00	$1,051.10	$9.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$9.05
Class C
Actual	$1,000.00	$1,050.54	$9.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$9.05
Class F
Actual	$1,000.00	$1,005.90	$0.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.41	$0.80
Class I
Actual	$1,000.00	$1,056.70	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class P
Actual	$1,000.00	$1,054.50	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.01	$6.26
Class R2
Actual	$1,000.00	$1,005.10	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.01	$1.21
Class R3
Actual	$1,000.00	$1,005.10	$1.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.11	$1.11

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.13% for Class A, 1.78% for Classes B and C, 0.85% for Class F, 0.79% for Class I, 1.23% for Class P, 1.28% for Class R2 and 1.18% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 34/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Auto & Transportation	2.62%
Consumer Discretionary	3.89%
Consumer Staples	6.36%
Financial Services	10.08%
Healthcare	12.34%
Integrated Oils	6.22%
Materials & Processing	13.51%
Sector*	%**
Other	7.37%
Other Energy	4.97%
Producer Durables	5.69%
Technology	11.01%
Utilities	8.42%
Short-Term Investment	7.52%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,127.10	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.45	$1.79
Class B
Actual	$1,000.00	$1,123.70	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class C
Actual	$1,000.00	$1,123.80	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class F
Actual	$1,000.00	$1,047.50	$0.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.11	$0.09
Class I
Actual	$1,000.00	$1,129.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.21	$0.00
Class R2
Actual	$1,000.00	$1,047.20	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.72	$0.49
Class R3
Actual	$1,000.00	$1,047.20	$0.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.82	$0.40

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.52% for Class R2 and 0.42% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, and I (to reflect one-half year period) and mutiplied by 34/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Investment Objective

October 31, 2007

Investment Objective	%*
Long Term Capital Appreciation**	69.69%
Long Term Capital Growth**	29.95%
Short-Term Investment	0.36%
Total	100.00%

*  Represents percent of total investments.

**  Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,112.90	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.06	$7.22
Class B
Actual	$1,000.00	$1,109.10	$11.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.79	$10.51
Class C
Actual	$1,000.00	$1,109.10	$11.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.79	$10.51
Class F
Actual	$1,000.00	$1,039.10	$1.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.02	$1.20
Class I
Actual	$1,000.00	$1,114.50	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.45
Class P
Actual	$1,000.00	$1,111.80	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.73
Class R2
Actual	$1,000.00	$1,038.50	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.72	$1.51
Class R3
Actual	$1,000.00	$1,038.50	$1.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.40

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.42% for Class A, 2.07% for Classes B and C, 1.27% for Class F, 1.07% for Class I, 1.52% for Class P, 1.60% for Class R2 and 1.49% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 34/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Consumer Discretionary	8.02%
Consumer Staples	10.67%
Energy	6.57%
Financials	19.89%
Health Care	6.69%
Industrials	9.92%
Sector*	%**
Information Technology	6.89%
Materials	8.29%
Telecommunication Services	9.69%
Utilities	7.09%
Short-Term Investment	6.28%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,074.90	$8.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.18	$8.08
Class B
Actual	$1,000.00	$1,071.20	$11.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.91	$11.37
Class C
Actual	$1,000.00	$1,071.00	$11.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.91	$11.37
Class F
Actual	$1,000.00	$1,052.60	$1.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.94	$1.28
Class I
Actual	$1,000.00	$1,077.00	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$6.26
Class P
Actual	$1,000.00	$1,074.70	$8.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.69	$8.59
Class R2
Actual	$1,000.00	$1,052.10	$1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.68
Class R3
Actual	$1,000.00	$1,052.60	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.58

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.59% for Class A, 2.24% for Classes B and C, 1.36% for Class F, 1.23% for Class I, 1.69% for Class P, 1.78% for Class R2 and 1.68% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 34/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Consumer Cyclicals	17.16%
Energy	7.69%
Healthcare	5.01%
Technology	6.79%
Telecommunications	1.27%
Transportation	1.93%
Utilities	1.65%
Basic Materials	9.60%
Sector*	%**
Consumer Non-Cyclicals	6.00%
Div. Financials	7.67%
Ind. Goods & Services	20.13%
Non-Property Financials	7.88%
Property and Property Services	5.81%
Short-Term Investment	1.41%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,054.50	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class B
Actual	$1,000.00	$1,051.20	$8.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$8.13
Class C
Actual	$1,000.00	$1,051.90	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$8.13
Class F
Actual	$1,000.00	$1,009.80	$0.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.61	$0.60
Class I
Actual	$1,000.00	$1,057.00	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class P
Actual	$1,000.00	$1,054.50	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.24

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.60% for Classes B and C, 0.64% for Class F, 0.60% for Class I, and 1.03% for Class P) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 34/365 for Class F (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Auto & Transportation	2.35%
Consumer Discretionary	9.13%
Consumer Staples	10.76%
Financial Services	24.31%
Healthcare	10.72%
Integrated Oils	4.56%
Materials & Processing	6.10%
Sector*	%**
Other	6.35%
Other Energy	1.27%
Producer Durables	3.10%
Technology	13.38%
Utilities	6.28%
Short-Term Investment	1.69%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,064.70	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.67	$6.61
Class B
Actual	$1,000.00	$1,060.80	$10.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.41	$9.86
Class C
Actual	$1,000.00	$1,060.80	$10.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.41	$9.86
Class F
Actual	$1,000.00	$1,007.00	$0.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.23	$0.99
Class I
Actual	$1,000.00	$1,066.70	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.79
Class P
Actual	$1,000.00	$1,064.10	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.18	$7.07
Class R2
Actual	$1,000.00	$1,006.30	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.92	$1.30
Class R3
Actual	$1,000.00	$1,006.30	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.02	$1.21

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.94% for Classes B and C, 1.05% for Class F, 0.94% for Class I, 1.39% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 for Class A, B, C, I and P (to reflect one-half year period) and mutiplied by 34/365 for Class F, R2 and R3 (to reflect the period September 28, 2007, commencement of investment operations, to October 31, 2007).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Auto & Transportation	3.27%
Consumer Discretionary	4.45%
Consumer Staples	1.91%
Financial Services	13.73%
Healthcare	7.78%
Materials & Processing	17.44%
Other	3.60%
Sector*	%**
Other Energy	5.57%
Producer Durables	5.19%
Technology	14.62%
Utilities	9.42%
Short-Term Investment	13.02%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

ALL VALUE FUND October 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 92.21%
Aerospace 1.37%
Alliant Techsystems Inc.*	280,000	$30,909
Curtiss-Wright Corp.	145,000	8,162
Moog Inc. Class A*	159,300	7,352
Total		46,423
Air Transportation 0.07%
Bristow Group Inc.*	45,000	2,245
Auto Components 1.61%
Oshkosh Truck Corp.	1,010,000	54,742
Banks 2.21%
Colonial BancGroup, Inc. (The)	326,500	6,262
Commerce Bancshares, Inc.	147,201	6,943
Cullen/Frost Bankers, Inc.	1,165,900	62,003
Total		75,208
Beverage: Brewers 0.07%
Anheuser-Busch Cos., Inc.	44,400	2,277
Beverage: Distillers 0.58%
Brown-Forman Corp.	265,000	19,605
Beverage: Soft Drinks 2.24%
Coca-Cola Enterprises Inc.	1,125,000	29,036
PepsiCo, Inc.	640,000	47,181
Total		76,217
Biotechnology Research & Production 1.73%
Amgen Inc.*	1,012,401	58,831
Chemicals 4.37%
Albemarle Corp.	165,900	7,923
Cabot Corp.	86,100	3,014
Cytec Industries Inc.	850,600	56,744

Investments	Shares	Value (000)
Eastman Chemical Co.	176,300	$11,740
Hercules, Inc.	400,000	7,524
Praxair, Inc.	505,000	43,167
Rohm & Haas Co.	355,000	18,418
Total		148,530
Communications Technology 4.53%
Anixter International Inc.*	453,200	32,562
Cisco Systems, Inc.*	592,100	19,575
Corning Inc.	2,455,000	59,583
JDS Uniphase Corp.*	975,029	14,879
McAfee, Inc.*	665,600	27,523
Total		154,122
Computer Services, Software & Systems 1.41%
Cadence Design Systems, Inc.*	2,450,000	48,020
Computer Technology 2.18%
SanDisk Corp.*	120,000	5,328
Sun Microsystems, Inc.*	6,530,000	37,286
Zebra Technologies Corp. Class A*	807,600	31,569
Total		74,183
Consumer Products 1.06%
International Flavors & Fragrances Inc.	690,000	36,025
Containers & Packaging: Metal & Glass 0.65%
AptarGroup, Inc.	496,400	22,189
Containers & Packaging: Paper & Plastic 0.27%
Sonoco Products Co.	300,000	9,276
Copper 0.17%
Freeport-McMoRan Copper & Gold Inc.	50,000	5,884

See Notes to Financial Statements.

Schedule of Investments (continued)

ALL VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Diversified Financial Services 2.84%
Bank of New York Mellon Corp.	1,515,051	$74,010
Citigroup, Inc.	535,800	22,450
Total		96,460
Diversified Manufacturing 1.65%
Ball Corp.	416,870	20,669
Brady Corp. Class A	48,900	1,804
Hexcel Corp.*	435,000	10,888
Olin Corp.	1,000,000	22,780
Total		56,141
Drug & Grocery Store Chains 1.26%
Kroger Co. (The)	1,455,300	42,771
Drugs & Pharmaceuticals 7.75%
Abbott Laboratories	1,637,300	89,430
Eli Lilly & Co.	939,500	50,874
Medicis Pharmaceutical Corp. Class A	212,000	6,294
Mylan Laboratories Inc.	275,600	4,145
Onyx Pharmaceuticals, Inc.*	405,000	18,918
Schering-Plough Corp.	1,735,100	52,955
Teva Pharmaceutical Industries Ltd. ADR	925,000	40,709
Total		263,325
Electrical Equipment & Components 1.87%
AMETEK, Inc.	273,750	12,866
Emerson Electric Co.	655,492	34,263
Molex Inc.	581,015	16,594
Total		63,723
Electronics:Semi-Conductors/ Components 0.05%
Texas Instruments Inc.	53,300	1,738
Electronics: Technology 1.70%
General Dynamics Corp.	635,000	57,760

Investments	Shares	Value (000)
Engineering & Contracting Services 0.39%
URS Corp.*	215,000	$13,289
Financial: Miscellaneous 2.27%
Berkshire Hathaway Inc. Class B*	17,450	77,024
Foods 0.20%
Smithfield Foods, Inc.*	235,000	6,737
Gold 2.39%
Barrick Gold Corp. (Canada)(a)	1,840,000	81,199
Healthcare Facilities 2.11%
DaVita Inc.*	554,000	36,115
Quest Diagnostics Inc.	667,700	35,508
Total		71,623
Healthcare Management Services 0.48%
IMS Health Inc.	641,302	16,167
Identification Control & Filter Devices 1.05%
Agilent Technologies, Inc.*	302,600	11,151
IDEX Corp.	692,300	24,521
Total		35,672
Insurance: Multi-Line 1.27%
Hartford Financial Group, Inc. (The)	445,000	43,178
Insurance: Property-Casualty 0.92%
Chubb Corp. (The)	450,000	24,008
HCC Insurance Holdings, Inc.	247,600	7,401
Total		31,409
Machinery: Construction & Handling 0.80%
Caterpillar Inc.	365,200	27,248

See Notes to Financial Statements.

Schedule of Investments (continued)

ALL VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Machinery: Industrial/Specialty 0.58%
Kennametal, Inc.	215,900	$19,692
Machinery: Oil Well Equipment & Services 1.69%
CARBO Ceramics Inc.	189,197	8,499
Exterran Holdings, Inc.*	60,500	5,094
Halliburton Co.	659,300	25,990
Schlumberger Ltd. (Netherlands Antilles)(a)	61,600	5,949
Superior Energy Services, Inc.*	320,400	11,880
Total		57,412
Medical & Dental Instruments & Supplies 0.24%
Patterson Companies, Inc.*	208,530	8,156
Metal Fabricating 1.49%
Quanex Corp.	877,962	36,163
Shaw Group Inc. (The)*	192,100	14,331
Total		50,494
Milling: Fruit & Grain Processing 0.47%
Archer Daniels Midland Co.	443,100	15,854
Miscellaneous: Consumer Staples 1.00%
Diageo plc ADR	370,000	33,947
Miscellaneous: Materials & Processing 0.16%
Rogers Corp.*	110,000	5,393
Multi-Sector Companies 7.35%
Carlisle Cos., Inc.	1,755,000	69,235
Eaton Corp.	195,800	18,127
Fortune Brands, Inc.	185,000	15,498
General Electric Co.	3,058,100	125,871
Honeywell International, Inc.	345,900	20,896
Total		249,627

Investments	Shares	Value (000)
Oil: Crude Producers 2.73%
Apache Corp.	158,700	$16,475
Chesapeake Energy Corp.	852,000	33,637
Forest Oil Corp.*	360,000	17,492
Range Resources Corp.	560,654	25,190
Total		92,794
Oil: Integrated Domestic 1.17%
EnCana Corp. (Canada)(a)	435,500	30,354
Occidental Petroleum Corp.	135,100	9,329
Total		39,683
Oil: Integrated International 5.04%
Chevron Corp.	239,600	21,926
Exxon Mobil Corp.	1,623,312	149,328
Total		171,254
Publishing: Miscellaneous 1.05%
R.R. Donnelley & Sons Co.	882,500	35,556
Railroads 0.62%
Burlington Northern Santa Fe Corp.	240,000	20,916
Rental & Leasing Services: Commercial 0.54%
GATX Corp.	447,900	18,350
Retail 1.77%
Costco Wholesale Corp.	615,200	41,378
Macy's, Inc.	589,013	18,866
Total		60,244
Scientific Equipment & Supplies 1.10%
Applera Corp. Tracking Stock	1,003,100	37,255
Soaps & Household Chemicals 1.00%
Procter & Gamble Co. (The)	488,550	33,964

See Notes to Financial Statements.

Schedule of Investments (concluded)

ALL VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Steel 1.45%
Carpenter Technology Corp.	340,600	$49,356
Truckers 0.32%
Heartland Express, Inc.	789,641	11,008
Utilities: Electrical 2.51%
CMS Energy Corp.	730,000	12,388
PNM Resources, Inc.	526,025	13,156
Southern Co. (The)	1,200,000	43,992
Wisconsin Energy Corp.	331,800	15,887
Total		85,423
Utilities: Gas Distributors 2.27%
AGL Resources Inc.	192,300	7,602
Nicor Inc.	290,000	12,548
Spectra Energy Corp.	965,000	25,071
UGI Corp.	1,200,000	31,944
Total		77,165
Utilities: Gas Pipelines 0.53%
El Paso Corp.	1,025,733	18,114
Utilities: Telecommunications 3.61%
AT&T Inc.	2,525,170	105,527
Qwest Communications International Inc.*	930,000	6,678
Verizon Communications, Inc.	225,100	10,370
Total		122,575
Total Common Stocks (cost $2,587,728,853)		3,133,473

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 7.49%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $57,865,000 of Federal Home Loan Bank at 4.875% to 5.50% due from 11/20/2009 to 8/16/2010 and $198,334,000 of Federal National Mortgage Assoc. at 3.875% to 5.30% due from 2/15/2010 to 4/15/2011; value: $259,750,099; proceeds: $254,683,018 (cost $254,652,742)	$254,653	$254,653
Total Investments in Securities 99.70% (cost $2,842,381,595)		3,388,126
Other Assets in Excess of Liabilities 0.30%		10,096
Net Assets 100.00%		$3,398,222

  ADR  American Depositary Receipt.

Tracking Stock  A security issued by a parent company that tracks the performance of a particular division.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

ALPHA STRATEGY FUND October 31, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 98.43%
Lord Abbett Developing Growth Fund, Inc. - Class I(a)	4,338,107	$107,238
Lord Abbett Securities Trust - International Opportunities Fund - Class I(b)	6,561,837	133,140
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I(b)	3,011,305	53,481
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I(b)	1,776,484	52,157
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I(c)	2,630,761	51,800
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(b)	2,924,511	105,633
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(b)	1,784,375	25,677
Total Investments in Underlying Funds (cost $404,119,556)		$529,126

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.35%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $1,880,000 of Federal National Mortgage Assoc. at 6.28% due 7/7/2016; value: $1,938,750; proceeds: $1,897,347 (cost $1,897,122)	$1,897	$1,897
Total Investments in Securities 98.78% (cost $406,016,678)		531,023
Other Assets in Excess of Liabilities 1.22%		6,576
Net Assets 100.00%		$537,599

(a)  Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (b)  Fund investment objective is long-term capital appreciation.

  (c)  Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL CORE EQUITY FUND October 31, 2007

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 96.75%
Australia 0.71%
Boart Longyear Group*	4,844,474	$11,651
Belgium 2.25%
Delhaize Group	211,922	20,207
KBC Group N.V.	119,128	16,744
Total		36,951
Brazil 2.39%
Bovespa Holding S.A.*	491,300	9,226
Cia Energetica Minas Gerais	835,510	17,911
Rossi Residencial S.A.	155,700	5,254
Souza Cruz S.A.	241,700	6,845
Total		39,236
Canada 2.57%
Equinox Minerals Ltd.*	1,861,900	10,190
OPTI Canada Inc.*	379,790	7,659
Teck Cominco Ltd. Class B	484,685	24,274
Total		42,123
China 1.43%
Alibaba.com Corp.*~	95,961	322
Guangzhou R&F Properties Co., Ltd.	859,200	4,524
Sino-Ocean Land Holdings Ltd.*	476,000	857
Yanzhou Coal Mining Co. Ltd.	8,232,000	17,744
Total		23,447
Czech Republic 1.68%
CEZ, a.s.	381,229	27,671
Egypt 1.58%
Orascom Telecom Holdings (S.A.E.) GDR	361,100	25,901

Investments	Shares	U.S. $ Value (000)
France 7.72%
AXA	371,157	$16,671
BNP Paribas S.A.	247,317	27,411
Casino Guichard- Perrachon S.A.	148,400	16,617
CGG Veritas*	69,565	22,765
Schneider Electric S.A.	160,977	22,268
Suez	322,462	21,038
Total		126,770
Germany 12.78%
Allianz AG Registered Shares	60,154	13,545
Bayerische Motoren Werke AG	159,423	10,669
Deutsche Telekom AG Registered Shares	1,034,447	21,238
E. On AG	129,999	25,415
Fresenius Medical Care AG & Co. KGaA	543,486	28,770
Henkel KGaA	437,960	20,274
Linde AG	250,318	31,719
Merck KGaA	111,176	13,913
SAP AG	304,774	16,480
Siemens AG	120,464	16,335
Symrise GmbH & Co. AG*	381,470	11,363
Total		209,721
Greece 4.18%
Folli-Follie S.A.	208,328	8,984
Hellenic Telecommunications Organization S.A.	491,915	18,068
National Bank of Greece S. A.	595,479	41,610
Total		68,662

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL CORE EQUITY FUND October 31, 2007

Investments	Shares	U.S. $ Value (000)
Hong Kong 3.31%
Agile Property Holdings Ltd.	3,512,000	$8,524
BOC Hong Kong (Holdings) Ltd.	7,354,500	20,828
China Unicom Ltd.	4,160,900	10,118
Galaxy Entertainment Group Ltd.*	13,587,000	14,838
Total		54,308
India 0.73%
Tata Consultancy Services Ltd.	448,436	11,952
Indonesia 1.17%
PT Indosat tbk	19,917,500	19,197
Italy 1.28%
Telecom Italia S.p.A.	6,731,685	21,094
Japan 12.35%
Capcom Co., Ltd.	490,800	14,036
Daiichi Sankyo Co. Ltd.	626,500	17,816
Don Quijote Co., Ltd.	399,400	8,123
East Japan Railway Co.	2,500	20,594
Nintendo Co. Ltd.	17,214	10,932
Nippon Commercial Investment REIT	4,609	20,017
NSK Ltd.	1,923,000	17,050
ORIX Corp.	19,161	3,930
Ricoh Co., Ltd.	1,153,800	22,806
Shionogi & Co. Ltd.	615,000	10,481
Sumitomo Corp.	1,149,700	20,032
Tokyo Tatemono Co., Ltd.	1,520,000	19,555
Yamada Denki Co., Ltd.	167,770	17,298
Total		202,670
Mexico 0.74%
Desarrolladora Homex, S.A. de C.V. ADR*	214,700	12,133

Investments	Shares	U.S. $ Value (000)
Netherlands 1.89%
ING Groep N.V. CVA	506,696	$22,902
Koninklijke Ahold N.V.*	544,928	8,211
Total		31,113
Norway 1.85%
Electromagnetic Geo Services AS*	1,045,900	16,759
Petroleum Geo Services ASA*	456,640	13,557
Total		30,316
South Africa 1.32%
Impala Platinum Holdings Ltd.	216,180	8,166
MTN Group Ltd.	689,181	13,433
Total		21,599
South Korea 2.56%
Kookmin Bank	145,667	11,911
Pusan Bank	687,550	12,341
Samsung Electronics Co., Ltd.	28,919	17,831
Total		42,083
Switzerland 5.38%
Addax Petroleum Corp.	646,844	28,328
Lonza Group AG	70,020	8,168
Nestle S.A. Registered Shares	57,512	26,564
Roche Holding Ltd. AG	147,715	25,230
Total		88,290
Taiwan 2.03%
Acer, Inc.	6,779,450	16,124
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,622,318	17,278
Total		33,402

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL CORE EQUITY FUND October 31, 2007

Investments	Shares	U.S. $ Value (000)
United Kingdom 24.85%
Aegis Group plc	8,064,061	$21,232
Anglo American plc	179,803	12,507
Aviva plc	1,120,359	17,652
BAE Systems plc	3,805,711	39,538
BlueBay Asset Management plc	1,187,883	11,410
British American Tobacco plc	710,767	27,078
easyJet plc*	1,489,234	20,642
Kesa Electricals plc	2,645,839	17,567
National Grid plc	1,695,416	28,044
Prudential plc	1,337,392	21,848
Punch Taverns plc	347,160	7,279
Reckitt Benckiser plc	237,951	13,823
Reed Elsevier plc	1,453,253	19,064
Rio Tinto plc ADR	43,685	16,382
Royal Bank of Scotland Group plc (The)	1,675,123	18,091
SABMiller plc	917,453	27,635
Shire plc	684,522	17,146
Tesco plc	1,326,747	13,496
Tullow Oil plc	1,673,642	22,264
Vodafone Group plc	8,912,382	35,120
Total		407,818
Total Common Stocks (cost $1,333,409,667)		1,588,108

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 6.49%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $108,070,000 of Federal Home Loan Bank at 4.25% to 5.375% due from 9/11/2009 to 11/20/2009; value: $108,622,416; proceeds: $106,501,013 (cost $106,488,353)	$106,488	$106,488
Total Investments in Securities 103.25% (cost $1,439,898,020)		1,694,596
Liabilities in Excess of Cash and Other Assets (3.25%)		(53,366)
Net Assets 100.00%		$1,641,230

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  *  Non-income producing security.

  ~  Fair Valued Security (See Note 2 (a)).

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL OPPORTUNITIES FUND October 31, 2007

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 97.49%
COMMON STOCKS 96.51%
Australia 3.73%
Boart Longyear Group*	1,936,000	$4,656
Newcrest Mining Ltd.	250,345	7,631
Zinifex Ltd.	293,847	4,650
Total		16,937
Canada 0.00%
OPTI Canada Inc.*	89	2
China 4.21%
Alibaba.com Corp.*~	54,561	183
Celestial NutriFoods Ltd.	6,241,584	6,401
China Digital TV Holding Co., Ltd. ADR*	72,300	2,836
Guangzhou R&F Properties Co., Ltd.	711,610	3,747
NetDragon Websoft, Inc.*~	420,568	723
Sino-Ocean Land Holdings Ltd.*	129,500	233
Yanzhou Coal Mining Co. Ltd.	2,298,000	4,953
Total		19,076
Egypt 1.99%
Ghabbour Auto*	914,217	9,022
France 5.18%
CGG Veritas*	22,955	7,512
Gemalto N.V.*	221,238	6,516
Neopost S.A.	81,263	9,451
Total		23,479

Investments	Shares	U.S. $ Value (000)
Germany 11.65%
Arques Industries AG	182,668	$7,874
AWD Holding AG	81,604	2,705
DIC Asset AG	102,646	3,490
Fresenius Medical Care AG & Co. KGaA ADR	111,700	5,903
IVG Immobilien AG	84,010	3,821
KUKA AG*	103,654	4,213
Rheinmetall AG	73,094	6,523
Symrise GmbH & Co. AG*	251,220	7,483
Tognum AG*	136,918	4,941
Wacker Chemie AG	23,917	5,896
Total		52,849
Greece 5.75%
Folli-Follie S.A.	154,464	6,661
Intralot S.A.	107,500	4,663
OPAP S.A.	147,410	6,035
Piraeus Bank S.A.	216,835	8,731
Total		26,090
Hong Kong 8.55%
China Infrastructure Machinery Holdings Ltd.	2,876,000	6,390
China Security & Surveillance Technology, Inc.*	165,579	4,222
Dore Holdings Ltd.	20,880,000	7,435
Galaxy Entertainment Group Ltd.*	3,777,000	4,125
Melco International Development Ltd.	1,157,208	2,194
Playmates Holdings Ltd.	16,938,000	1,740
REXCAPITAL Financial Holdings Ltd.*	60,875,000	12,665
Total		38,771

See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2007

Investments	Shares	U.S. $ Value (000)
Ireland 1.03%
FBD Holdings plc	102,772	$3,690
Waterford Wedgwood plc Unit*	24,347,187	988
Total		4,678
Italy 4.84%
Azimut Holding S.p.A.	273,272	4,712
Davide Campari- Milano S.p.A.	913,538	9,825
Hera S.p.A.	1,644,764	7,403
Total		21,940
Japan 11.63%
Capcom Co. Ltd.	219,000	6,263
FP Corp.	138,000	3,942
kabu.com Securities Co., Ltd.	2,147	3,114
Nabtesco Corp.	343,088	5,866
Nippon Commercial Investment Corp. REIT	2,076	9,016
Nitori Co., Ltd.	133,000	6,078
Okinawa Cellular Telephone Co.	1,937	5,673
SUMCO Corp.	119,700	4,369
Tokuyama Corp.	290,900	4,063
ZEON Corp.	461,000	4,353
Total		52,737
Mexico 1.38%
Desarrolladora Homex S.A. de C.V. ADR*	110,500	6,244
Netherlands 4.17%
Aalberts Industries N.V.	158,795	3,845
Ballast Nedam N.V. CVA	42,258	2,046
Draka Holding N.V.	136,462	5,956
Koninklijke BAM Groep N.V.	80,189	2,127
LMA International N.V.*	3,207,000	959
Wavin N.V.	230,138	3,999
Total		18,932

Investments	Shares	U.S. $ Value (000)
Norway 3.55%
Electromagnetic Geo Services AS*	111,368	$1,784
Petroleum Geo Services ASA*	191,480	5,685
Songa Offshore ASA*	745,338	8,645
Total		16,114
Philippines 2.75%
Ayala Corp.	185,674	2,669
Megaworld Corp.	30,061,000	3,095
Metropolitan Bank & Trust Co.	4,643,800	6,696
Total		12,460
South Korea 1.10%
Pusan Bank	278,173	4,993
Spain 4.24%
Enagas, S.A.	321,018	9,126
Prosegur Compania de Seguridad S.A.	258,731	10,114
Total		19,240
Sweden 2.99%
Getinge AB Class B	326,500	8,652
KappAhl Holding AB	392,535	4,891
Total		13,543
Switzerland 1.25%
Addax Petroleum Corp.	129,046	5,652
Taiwan 0.77%
Acer Inc.	1,476,825	3,513
Turkey 2.82%
Hurriyet Gazetecilik ve Matbaa*	1,485,223	5,373
Turkiye Is Bankasi A.S. (Isbank) Registered Shares GDR	295,680	2,037
Turkiye Vakiflar Bankasi TAO	1,403,620	5,391
Total		12,801

See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2007

Investments	Shares	U.S. $ Value (000)
United Kingdom 12.93%
Balfour Beatty plc	681,727	$7,061
BlueBay Asset Management plc	913,566	8,775
Burberry Group plc	488,515	6,268
Ceres Power Holdings plc*	671,463	4,718
Consort Medical plc	89,084	1,223
Intertek Group plc	469,611	10,072
Man Group plc	209,494	2,574
Michael Page International plc	203,495	1,860
Punch Taverns plc	433,811	9,096
Southern Cross Healthcare Ltd.	554,408	6,971
Total		58,618
Total Common Stocks (cost $359,430,160)		437,691
FOREIGN PREFERRED STOCK 0.98%
Luxembourg 0.98%
Oriflame Cosmetics S.A. (cost $4,342,432)	72,832	4,412
Total Long-Term Investments (cost $363,772,592)		442,103

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 1.39%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $6,390,000 of Federal National Mortgage Assoc. at 5.32% due 4/3/2012; value: $6,437,925; proceeds: $6,310,597 (cost $6,309,847)	$6,310	$6,310
Total Investments in Securities 98.88% (cost $370,082,439)		448,413
Foreign Cash and Other Assets in Excess of Liabilities 1.12%		5,094
Net Assets 100.00%		$453,507

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  ~  Fair Valued Security (See Note 2 (a)).

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

LARGE CAP VALUE FUND October 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 96.91%
Aerospace 1.04%
Boeing Co. (The)	2,960	$292
Rockwell Collins, Inc.	4,680	350
Total		642
Agriculture, Fishing & Ranching 1.25%
Monsanto Co.	7,892	771
Air Transportation 1.08%
Delta Air Lines, Inc.*	31,890	663
Automobiles 0.50%
Ford Motor Co.*	35,000	310
Banks 6.74%
Bank of America Corp.	12,900	623
JPMorgan Chase & Co.	28,810	1,354
PNC Financial Services Group, Inc. (The)	7,130	515
SunTrust Banks, Inc.	6,940	504
Wells Fargo & Co.	30,440	1,035
Zions Bancorporation	2,120	125
Total		4,156
Beverage: Soft Drinks 4.21%
Coca-Cola Co. (The)	20,530	1,268
Coca-Cola Enterprises, Inc.	51,510	1,329
Total		2,597
Biotechnology Research & Production 1.01%
Amgen Inc.*	10,750	625
Chemicals 0.67%
Praxair, Inc.	4,824	412
Communications & Media 0.70%
Time Warner Inc.	23,470	429

Investments	Shares	Value (000)
Communications Technology 3.69%
Cisco Systems, Inc.*	18,690	$618
Corning, Inc.	12,910	313
Juniper Networks, Inc.*	23,260	838
QUALCOMM Inc.	11,890	508
Total		2,277
Computer Services, Software & Systems 1.94%
Oracle Corp.*	46,190	1,024
VMware, Inc. Class A*	1,380	172
Total		1,196
Computer Technology 5.63%
Hewlett-Packard Co.	26,100	1,349
International Business Machines Corp.	2,370	275
Sun Microsystems, Inc.*	323,530	1,847
Total		3,471
Copper 1.56%
Freeport-McMoRan Copper & Gold Inc.	8,140	958
Diversified Financial Services 10.36%
Bank of New York Mellon Corp.	59,324	2,898
Citigroup, Inc.	44,169	1,851
Merrill Lynch & Co., Inc.	7,920	523
Morgan Stanley	16,600	1,116
Total		6,388
Drug & Grocery Store Chains 2.24%
Kroger Co. (The)	17,425	512
SUPERVALU INC.	22,470	871
Total		1,383
Drugs & Pharmaceuticals 7.52%
Abbott Laboratories	27,170	1,484
Bristol-Myers Squibb Co.	18,880	566
Eli Lilly & Co.	18,140	982

See Notes to Financial Statements.

Schedule of Investments (continued)

LARGE CAP VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Drugs & Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. ADR	21,820	$961
Wyeth	13,245	644
Total		4,637
Electrical Equipment & Components 2.01%
Emerson Electric Co.	23,742	1,241
Electronics 0.26%
Flextronics International Ltd. (Singapore)*(a)	13,080	161
Electronics: Semi-Conductors/ Components 1.22%
Altera Corp.	17,830	350
Intel Corp.	14,960	402
Total		752
Electronics: Technology 0.44%
Rockwell International Corp.	3,910	269
Financial Data Processing Services & Systems 0.76%
Paychex, Inc.	11,220	469
Financial: Miscellaneous 2.19%
Fannie Mae	23,640	1,348
Foods 2.16%
Kraft Foods, Inc. Class A	39,855	1,332
Gold 1.65%
Barrick Gold Corp. (Canada)(a)	22,990	1,015
Health & Personal Care 1.23%
CVS Caremark Corp.	18,140	758

Investments	Shares	Value (000)
Insurance: Multi-Line 2.96%
American International Group, Inc.	8,792	$555
AON Corp.	19,830	898
Hartford Financial Group, Inc. (The)	3,800	369
Total		1,822
Machinery: Oil Well Equipment & Services 0.67%
Schlumberger Ltd. (Netherlands Antilles)(a)	4,298	415
Medical & Dental Instruments & Supplies 0.80%
Boston Scientific Corp.*	35,530	493
Milling: Fruit & Grain Processing 0.89%
Archer Daniels Midland Co.	15,320	548
Multi-Sector Companies 6.26%
3M Co.	6,290	543
Eaton Corp.	6,082	563
Fortune Brands, Inc.	2,830	237
General Electric Co.	61,130	2,516
Total		3,859
Oil: Crude Producers 0.58%
Devon Energy Corp.	3,810	356
Oil: Integrated International 4.50%
Exxon Mobil Corp.	30,151	2,774
Radio & TV Broadcasters 0.50%
News Corp. Class B	13,330	306
Railroads 0.25%
Canadian National Railway Co. (Canada)(a)	2,720	152
Rental & Leasing Services: Consumer 1.44%
Hertz Global Holdings, Inc.*	41,020	889

See Notes to Financial Statements.

Schedule of Investments (concluded)

LARGE CAP VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Retail 1.16%
Gap, Inc. (The)	11,820	$224
Wal-Mart Stores, Inc.	10,800	488
Total		712
Securities Brokerage & Services 0.96%
Charles Schwab Corp. (The)	25,340	589
Services: Commercial 4.46%
IAC/InterActiveCorp.*	85,345	2,514
Waste Management, Inc.	6,380	232
Total		2,746
Soaps & Household Chemicals 1.99%
Procter & Gamble Co. (The)	17,679	1,229
Textiles Apparel Manufacturers 0.75%
J. Crew Group, Inc.*	12,410	464
Transportation: Miscellaneous 0.49%
United Parcel Service, Inc. Class B	4,050	304
Utilities: Electrical 2.49%
FPL Group, Inc.	5,480	375
PG&E Corp.	12,730	623
PPL Corp.	10,400	538
Total		1,536
Utilities: Gas Distributors 0.61%
Spectra Energy Corp.	14,430	375
Utilities: Telecommunications 3.09%
AT&T Inc.	45,558	1,904
Total Common Stocks (cost $54,103,739)		59,733

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.67%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $1,030,000 of Federal Home Loan Bank at 5.857% due 3/2/2017; value: $1,051,888; proceeds: $1,029,107 (cost $1,028,985)	$1,029	$1,029
Total Investments in Securities 98.58% (cost $55,132,724)		60,762
Other Assets in Excess of Liabilities 1.42%		875
Net Assets 100.00%		$61,637

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Schedule of Investments

VALUE OPPORTUNITIES FUND October 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 86.87%
Aerospace 2.46%
Alliant Techsystems Inc.*	62,420	$6,890
Air Transportation 1.04%
Bristow Group, Inc.*	58,460	2,917
Aluminum 0.47%
Kaiser Aluminum Corp.	17,475	1,324
Auto Components 1.34%
Oshkosh Truck Corp.	69,400	3,761
Auto Parts: Original Equipment 0.28%
ArvinMeritor, Inc.	51,900	770
Banks 6.13%
Bank of Hawaii Corp.	33,800	1,797
BOK Financial Corp.	48,530	2,647
Commerce Bancshares, Inc.	45,000	2,123
Cullen/Frost Bankers, Inc.	135,000	7,179
First Midwest Bancorp, Inc.	58,700	1,977
West Coast Bancorp	52,400	1,421
Total		17,144
Beverage: Distillers 0.94%
Brown-Forman Corp.	35,558	2,631
Biotechnology Research & Production 2.74%
Charles River Laboratories International, Inc.*	77,800	4,512
Martek Biosciences Corp.*	103,400	3,159
Total		7,671
Building: Miscellaneous 0.68%
Comfort Systems USA, Inc.	129,994	1,900

Investments	Shares	Value (000)
Chemicals 5.51%
Albemarle Corp.	58,220	$2,781
Cytec Industries Inc.	73,107	4,877
Energizer Holdings, Inc.*	3,875	404
Hercules, Inc.	154,600	2,908
Lubrizol Corp. (The)	26,093	1,771
Sigma-Aldrich Corp.	51,937	2,684
Total		15,425
Communications Technology 1.94%
Anaren, Inc.*	125,411	1,965
Anixter International Inc.*	48,259	3,467
Total		5,432
Computer Services, Software & Systems 2.80%
Cadence Design Systems, Inc.*	153,300	3,005
Macrovision Corp.*	102,077	2,450
Sapient Corp.*	341,800	2,393
Total		7,848
Computer Technology 2.10%
Intermec, Inc.*	105,900	2,692
Radiant Systems, Inc.*	398	6
Zebra Technologies Corp. Class A*	81,600	3,190
Total		5,888
Consumer Products 0.19%
Ulta Salon Cosmetics & Fragrance, Inc.*	15,800	540
Containers & Packaging: Metal & Glass 1.54%
Silgan Holdings, Inc.	79,181	4,321
Diversified Manufacturing 1.98%
Brady Corp.	67,800	2,502
Hexcel Corp.*	120,736	3,022
Total		5,524

See Notes to Financial Statements.

Schedule of Investments (continued)

VALUE OPPORTUNITIES FUND October 31, 2007

Investments	Shares	Value (000)
Diversified Production 0.76%
Thomas & Betts Corp.*	37,835	$2,119
Drugs & Pharmaceuticals 1.25%
Medicis Pharmaceutical Corp. Class A	43,500	1,292
Onyx Pharmaceuticals, Inc.*	17,700	827
Watson Pharmaceuticals, Inc.*	45,200	1,381
Total		3,500
Electrical Equipment & Components 0.78%
AMETEK, Inc.	46,525	2,187
Electronics 1.18%
Methode Electronics, Inc.	56,390	707
Vishay Intertechnology, Inc.*	206,921	2,605
Total		3,312
Electronics: Semi-Conductors/ Components 3.13%
ANADIGICS, Inc.*	184,475	2,721
Micrel, Inc.	241,000	2,181
Microsemi Corp.*	145,400	3,869
Total		8,771
Electronics: Technology 2.17%
PerkinElmer, Inc.	112,700	3,102
ScanSource, Inc.*	80,545	2,975
Total		6,077
Engineering & Contracting Services 1.03%
URS Corp.*	46,750	2,890
Financial Data Processing Services & Systems 2.54%
Fiserv, Inc.*	56,260	3,117
Global Payments Inc.	84,000	3,995
Total		7,112
Financial: Miscellaneous 1.43%
Financial Federal Corp.	148,515	4,013

Investments	Shares	Value (000)
Foods 0.97%
Hormel Foods Corp.	74,500	$2,718
Healthcare Facilities 2.24%
DaVita Inc.*	48,800	3,181
Quest Diagnostics Inc.	57,800	3,074
Total		6,255
Healthcare Management Services 1.54%
IMS Health Inc.	122,765	3,095
Sierra Health Services, Inc.*	28,795	1,218
Total		4,313
Identification Control & Filter Devices 0.54%
IDEX Corp.	42,645	1,510
Insurance: Property-Casualty 2.10%
HCC Insurance Holdings, Inc.	129,100	3,859
W.R. Berkley Corp.	66,700	2,007
Total		5,866
Machinery: Oil Well Equipment & Services 3.23%
BJ Services Co.	100,300	2,526
CARBO Ceramics, Inc.	73,510	3,302
Exterran Holdings, Inc.*	38,239	3,220
Total		9,048
Metal Fabricating 1.35%
Quanex Corp.	73,426	3,024
Shaw Group Inc. (The)*	10,096	753
Total		3,777
Miscellaneous: Materials & Processing 1.48%
Rogers Corp.*	84,371	4,137
Multi-Sector Companies 3.59%
Carlisle Cos., Inc.	194,030	7,654
Kaman Corp.	63,579	2,398
Total		10,052

See Notes to Financial Statements.

Schedule of Investments (concluded)

VALUE OPPORTUNITIES FUND October 31, 2007

Investments	Shares	Value (000)
Oil: Crude Producers 2.34%
Forest Oil Corp.*	52,000	$2,527
Petrohawk Energy Corp.*	98,000	1,813
Range Resources Corp.	48,887	2,196
Total		6,536
Production Technology Equipment 0.65%
ATMI, Inc.*	56,400	1,813
Real Estate Investment Trusts 0.61%
EastGroup Properties, Inc.	35,500	1,693
Rental & Leasing Services: Commercial 0.91%
Williams Scotsman International, Inc.*	90,470	2,556
Retail 1.43%
MSC Industrial Direct Co., Inc. Class A	42,300	2,060
Sonic Automotive, Inc. Class A	76,320	1,928
Total		3,988
Scientific Equipment & Supplies 1.27%
Applera Corp. Tracking Stock	95,600	3,551
Services: Commercial 2.22%
CDI Corp.	45,665	1,258
Cintas Corp.	40,400	1,479
Rollins, Inc.	62,135	1,887
Tetra Tech, Inc.*	68,400	1,597
Total		6,221
Shoes 0.61%
DSW Inc. Class A*	37,690	848
K-Swiss Inc.	36,447	853
Total		1,701
Steel 3.38%
Carpenter Technology Corp.	23,988	3,476
Harsco Corp.	98,622	5,978
Total		9,454
Truckers 0.60%
Heartland Express, Inc.	120,743	1,683

Investments	Shares	Value (000)
Utilities: Electrical 5.68%
Avista Corp.	65,090	$1,435
Black Hills Corp.	121,110	5,380
IDACORP, Inc.	99,300	3,464
PNM Resources, Inc.	104,640	2,617
Wisconsin Energy Corp.	62,900	3,012
Total		15,908
Utilities: Gas Distributors 3.72%
New Jersey Resources Corp.	3,299	162
Nicor Inc.	74,600	3,228
Piedmont Natural Gas Co., Inc.	136,975	3,497
UGI Corp.	132,670	3,532
Total		10,419
Total Common Stocks (cost $225,365,316)		243,166
	Principal Amount (000)
SHORT-TERM INVESTMENT 13.00%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $35,540,000 of Federal Home Loan Bank at 5.10% due 5/12/2015; value: $37,127,319; proceeds: $36,402,107 (cost $36,397,780)$36,398		36,398
Total Investments in Securities 99.87% (cost $261,763,096)		279,564
Cash and Other Assets in Excess of Liabilities 0.13%		362
Net Assets 100.00%		$279,926

  Tracking Stock  A security issued by a parent company that tracks the performance of a particular division.

  *  Non-income producing security.
Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

October 31, 2007

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$2,842,381,595	$406,016,678	$1,439,898,020	$370,082,439	$55,132,724	$261,763,096
Investments in common stocks, at value	$3,133,472,723	$529,126,197	$1,588,108,304	$442,102,621	$59,732,784	$243,166,277
Repurchase agreements, at value	254,652,742	1,897,122	106,488,353	6,309,847	1,028,985	36,397,780
Cash	–	–	997,794	–	–	2,555,525
Foreign cash, at value (cost $10,204,808)	–	–	–	10,416,606	–	–
Receivables:
Interest and dividends	3,473,369	226	3,212,645	929,456	80,330	131,802
Investment securities sold	21,886,873	–	61,430,854	3,919,844	1,269,957	1,288,166
Capital shares sold	3,892,395	8,439,895	3,410,213	420,086	104,618	1,748,180
From affiliates (See Note 3)	–	230,732	–	–	7,678	104,598
Prepaid expenses and other assets	35,209	36,740	51,714	25,930	36,639	31,073
Total assets	3,417,413,311	539,730,912	1,763,699,877	464,124,390	62,260,991	285,423,401
LIABILITIES:
Payables:
Investment securities purchased	9,380,502	858,275	104,122,715	9,334,694	355,847	2,085,219
Capital shares reacquired	4,701,767	648,281	1,629,543	500,116	142,081	393,602
Proceeds received in advance	–	–	–	–	–	2,555,777
Management fees	1,483,174	–	936,730	268,527	19,827	167,154
12b–1 distribution fees	1,772,352	302,352	592,237	155,487	18,613	134,076
Fund administration	112,503	–	51,228	14,277	1,983	8,915
Trustees' fees	386,460	28,325	62,259	34,560	5,093	5,698
To bank–foreign cash, at value (cost $14,496,137)	–	–	14,409,348	–	–	–
To affiliates (See Note 3)	12,020	–	48,937	65,122	–	18,494
Accrued expenses and other liabilities	1,342,550	294,597	616,894	244,648	80,773	128,395
Total liabilities	19,191,328	2,131,830	122,469,891	10,617,431	624,217	5,497,330
NET ASSETS	$3,398,221,983	$537,599,082	$1,641,229,986	$453,506,959	$61,636,774	$279,926,071
COMPOSITION OF NET ASSETS:
Paid–in capital	$2,607,801,730	$383,661,595	$1,238,704,476	$325,584,896	$47,677,183	$251,934,603
Undistributed (distributions in excess of) net investment income	10,999,085	(28,325)	11,275,880	819,901	709,592	35,520
Accumulated net realized gain on investments and foreign currency related transactions	233,677,298	28,959,171	136,456,025	48,566,634	7,620,954	10,154,987
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	545,743,870	125,006,641	254,793,605	78,535,528	5,629,045	17,800,961
Net Assets	$3,398,221,983	$537,599,082	$1,641,229,986	$453,506,959	$61,636,774	$279,926,071

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

October 31, 2007

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund
Net assets by class:
Class A Shares	$2,375,786,029	$332,175,002	$1,082,307,625	$200,909,174	$28,538,391	$145,765,325
Class B Shares	$280,279,472	$58,045,233	$82,699,393	$43,231,463	$4,005,452	$14,681,143
Class C Shares	$639,748,624	$145,528,089	$216,645,976	$43,422,326	$6,643,026	$59,609,462
Class F Shares	$10,084	$10,534	$10,426	$10,566	$10,127	$10,097
Class I Shares	$53,736,901	$1,819,279	$259,354,208	$164,086,307	$22,422,753	$55,044,538
Class P Shares	$48,640,766	–	$191,583	$1,826,076	$17,025	$4,795,373
Class R2 Shares	$10,053	$10,472	$10,387	$10,523	–	$10,066
Class R3 Shares	$10,054	$10,473	$10,388	$10,524	–	$10,067
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	173,493,129	11,422,283	59,023,130	10,140,988	1,844,772	10,186,483
Class B Shares	21,297,666	2,074,657	4,594,411	2,280,582	263,900	1,038,194
Class C Shares	48,794,313	5,221,957	12,035,437	2,301,969	437,473	4,215,287
Class F Shares	736	362.101	568.572	533.350	654.742	705.730
Class I Shares	3,897,538	62,241	14,025,507	8,088,760	1,439,635	3,825,428
Class P Shares	3,590,400	–	10,468	91,323	1,099	335,758
Class R2 Shares	734.214	360.101	566.572	531.350	–	704
Class R3 Shares	734.214	360.101	566.572	531.350	–	704
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$13.69	$29.08	$18.34	$19.81	$15.47	$14.31
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.53	$30.85	$19.46	$21.02	$16.41	$15.18
Class B Shares–Net asset value	$13.16	$27.98	$18.00	$18.96	$15.18	$14.14
Class C Shares–Net asset value	$13.11	$27.87	$18.00	$18.86	$15.19	$14.14
Class F Shares–Net asset value	$13.70	$29.09	$18.34	$19.81	$15.47	$14.31
Class I Shares–Net asset value	$13.79	$29.23	$18.49	$20.29	$15.58	$14.39
Class P Shares–Net asset value	$13.55	–	$18.30	$20.00	$15.49	$14.28
Class R2 Shares–Net asset value	$13.69	$29.08	$18.33	$19.80	–	$14.30
Class R3 Shares–Net asset value	$13.69	$29.08	$18.33	$19.81	–	$14.30

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Operations

For the Year Ended October 31, 2007

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $433,037, $0, and $2,452,333 respectively)	$53,334,014	$566,209	$29,877,271
Interest and other	4,185,254	179,120	2,391,824
Total investment income	57,519,268	745,329	32,269,095
Expenses:
Management fees	17,352,375	409,377	9,708,172
12b-1 distribution plan–Class A	8,052,207	877,787	3,010,624
12b-1 distribution plan–Class B	2,819,439	521,240	664,777
12b-1 distribution plan–Class C	6,369,189	1,050,136	1,761,068
12b-1 distribution plan–Class F	1	1	1
12b-1 distribution plan–Class P	210,298	–	573
12b-1 distribution plan–Class R2	5	5	5
12b-1 distribution plan–Class R3	4	4	4
Shareholder servicing	5,099,554	1,042,269	2,095,941
Professional	81,934	31,041	65,101
Reports to shareholders	840,651	194,915	275,218
Fund administration	1,312,190	–	526,361
Custody	88,815	12,935	565,949
Trustees' fees	140,679	17,056	54,817
Registration	296,654	100,662	230,207
Subsidy (See Note 3)	16,173	–	459,206
Other	68,380	6,761	22,628
Gross expenses	42,748,548	4,264,189	19,440,652
Expense reductions (See Note 7)	(83,408)	(9,263)	(87,991)
Expenses assumed by Underlying Funds (See Note 3)	–	(1,396,376)	–
Management fee waived (See Note 3)	–	(409,377)	–
Net expenses	42,665,140	2,449,173	19,352,661
Net investment income (loss)	14,854,128	(1,703,844)	12,916,434
Net realized and unrealized gain:
Capital gains received from Underlying Funds	–	24,202,650	–
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax of $0, $0 and $9,026, respectively)	233,898,148	17,045,471	137,467,586
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	151,581,331	61,661,174	175,403,001
Net realized and unrealized gain	385,479,479	102,909,295	312,870,587
Net Increase in Net Assets Resulting From Operations	$400,333,607	$101,205,451	$325,787,021

See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended October 31, 2007

	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $694,425, $12,110, and $5,392 respectively)	$7,234,108	$1,363,724	$1,652,579
Interest and other	647,991	89,158	882,443
Total investment income	7,882,099	1,452,882	2,535,022
Expenses:
Management fees	3,252,592	257,443	1,289,783
12b-1 distribution plan–Class A	629,742	87,676	369,496
12b-1 distribution plan–Class B	407,621	36,960	104,701
12b-1 distribution plan–Class C	381,374	59,090	359,549
12b-1 distribution plan–Class F	1	1	1
12b-1 distribution plan–Class P	6,739	72	9,654
12b-1 distribution plan–Class R2	5	–	5
12b-1 distribution plan–Class R3	4	–	4
Shareholder servicing	730,904	95,241	304,208
Professional	57,336	41,544	43,765
Reports to shareholders	71,995	10,186	33,421
Fund administration	173,472	25,744	68,788
Custody	253,904	20,355	24,023
Trustees' fees	18,321	2,791	6,868
Registration	109,495	65,892	80,097
Subsidy (See Note 3)	570,387	–	51,654
Other	14,748	3,862	3,546
Gross expenses	6,678,640	706,857	2,749,563
Expense reductions (See Note 7)	(17,859)	(1,802)	(5,632)
Expenses assumed by advisor (See Note 3)	–	(135,139)	(266,796)
Net expenses	6,660,781	569,916	2,477,135
Net investment income	1,221,318	882,966	57,887
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	73,975,872	7,792,179	10,555,416
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	26,761,773	(1,055,965)	14,308,312
Net realized and unrealized gain	100,737,645	6,736,214	24,863,728
Net Increase in Net Assets Resulting From Operations	$101,958,963	$7,619,180	$24,921,615

See Notes to Financial Statements.

Statements of Changes in Net Assets

	All Value Fund		Alpha Strategy Fund		International Core Equity Fund
INCREASE IN NET ASSETS	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
Operations:
Net investment income (loss)	$14,854,128	$12,630,673	$(1,703,844)	$(1,359,195)	$12,916,434	$2,849,951
Capital gains received from Underlying Funds	–	–	24,202,650	5,240,213	–	–
Net realized gain on investments and foreign currency related transactions	233,898,148	234,652,599	17,045,471	6,154,161	137,467,586	56,922,694
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	151,581,331	173,974,912	61,661,174	33,601,350	175,403,001	65,025,393
Net increase in net assets resulting from operations	400,333,607	421,258,184	101,205,451	43,636,529	325,787,021	124,798,038
Distributions to shareholders from:
Net investment income
Class A	(12,775,982)	(8,298,830)	(6,350,115)	–	(2,710,118)	(1,152,035)
Class B	(552)	–	(1,171,315)	–	(263)	(32,546)
Class C	(128,119)	–	(2,273,127)	–	(1,523)	(83,863)
Class I	(37,716)	(20,815)	(42,103)	–	(477,573)	(108,654)
Class P	(289,375)	(70,338)	–	–	(358)	(45)
Net realized gain
Class A	(161,681,244)	(122,757,293)	(2,238,803)	–	(41,431,604)	(7,353,570)
Class B	(21,489,192)	(17,224,653)	(547,383)	–	(3,325,811)	(568,199)
Class C	(48,023,274)	(36,819,832)	(907,602)	–	(8,780,857)	(1,470,008)
Class I	(308,114)	(182,162)	(13,729)	–	(4,561,881)	(491,686)
Class P	(3,249,133)	(998,437)	–	–	(5,119)	(453)
Total distributions to shareholders	(247,982,701)	(186,372,360)	(13,544,177)	–	(61,295,107)	(11,261,059)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	509,405,367	636,188,335	188,218,481	175,912,566	592,576,019	555,926,591
Reinvestment of distributions	221,549,688	165,079,376	11,554,965	–	55,793,993	10,164,040
Cost of shares reacquired	(631,834,107)	(431,176,270)	(70,432,007)	(65,308,647)	(187,075,738)	(73,425,731)
Net increase in net assets resulting from capital share transactions	99,120,948	370,091,441	129,341,439	110,603,919	461,294,274	492,664,900
Net increase in net assets	251,471,854	604,977,265	217,002,713	154,240,448	725,786,188	606,201,879
NET ASSETS:
Beginning of year	$3,146,750,129	$2,541,772,864	$320,596,369	$166,355,921	$915,443,798	$309,241,919
End of year	$3,398,221,983	$3,146,750,129	$537,599,082	$320,596,369	$1,641,229,986	$915,443,798
Undistributed (distributions in excess of) net investment income	$10,999,085	$9,370,278	$(28,325)	$(20,605)	$11,275,880	$1,816,136

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	International Opportunities Fund		Large Cap Value Fund		Value Opportunities Fund
INCREASE IN NET ASSETS	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2007	For the Period Ended October 31, 2006*
Operations:
Net investment income	$1,221,318	$1,098,817	$882,966	$694,460	$57,887	$713
Net realized gain on investments and foreign currency related transactions	73,975,872	59,342,797	7,792,179	1,296,453	10,555,416	2,366,322
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	26,761,773	8,965,836	(1,055,965)	6,287,353	14,308,312	3,492,649
Net increase in net assets resulting from operations	101,958,963	69,407,450	7,619,180	8,278,266	24,921,615	5,859,684
Distributions to shareholders from:
Net investment income
Class A	(146,762)	–	(267,248)	(129,227)	(2,607)	–
Class B	–	–	(27,218)	(6,435)	–	–
Class C	–	–	(35,814)	(13,656)	–	–
Class I	(586,899)	–	(438,019)	(242,031)	(5,179)	–
Class P	(2,764)	–	(164)	(101)	–	–
Net realized gain
Class A	–	–	(492,090)	(330,265)	(1,967,531)	–
Class B	–	–	(76,559)	(45,427)	(179,920)	–
Class C	–	–	(111,463)	(75,035)	(508,641)	–
Class I	–	–	(661,763)	(465,494)	(131,729)	–
Class P	–	–	(342)	(304)	(386)	–
Total distributions to shareholders	(736,425)	–	(2,110,680)	(1,307,975)	(2,795,993)	–
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	150,482,404	144,945,647	19,954,200	20,251,346	211,784,427	82,282,682
Reinvestment of distributions	730,062	–	1,736,850	1,177,868	2,329,892	–
Cost of shares reacquired	(166,237,108)	(48,758,296)	(24,589,762)	(7,627,573)	(39,206,407)	(5,249,829)
Net increase (decrease) in net assets resulting from capital share transactions	(15,024,642)	96,187,351	(2,898,712)	13,801,641	174,907,912	77,032,853
Net increase in net assets	86,197,896	165,594,801	2,609,788	20,771,932	197,033,534	82,892,537
NET ASSETS:
Beginning of year	$367,309,063	$201,714,262	$59,026,986	$38,255,054	$82,892,537	$–
End of year	$453,506,959	$367,309,063	$61,636,774	$59,026,986	$279,926,071	$82,892,537
Undistributed net investment income	$819,901	$691,729	$709,592	$595,065	$35,520	$6,647
*	For the period December 20, 2005 (commencement of investment operations) to October 31, 2006.

See Notes to Financial Statements.

See Notes to Financial Statements.

Financial Highlights

ALL VALUE FUND

	Class A Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$13.14	$12.13	$11.18	$9.93	$8.22
Investment operations:
Net investment income(a)	.08	.08	.07	.06	.02
Net realized and unrealized gain	1.52	1.82	1.06	1.30	1.87
Total from investment operations	1.60	1.90	1.13	1.36	1.89
Distributions to shareholders from:
Net investment income	(.08)	(.06)	(.07)	(.01)	–
Net realized gain	(.97)	(.83)	(.11)	(.10)	(.18)
Total distributions	(1.05)	(.89)	(.18)	(.11)	(.18)
Net asset value, end of year	$13.69	$13.14	$12.13	$11.18	$9.93
Total Return(b)	13.12%	16.49%	10.19%	13.80%	23.46%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.12%	1.14%	1.17%	1.24%	1.38%
Expenses, excluding expense reductions	1.12%	1.14%	1.17%	1.24%	1.38%
Net investment income	.63%	.63%	.62%	.53%	.25%
Supplemental Data:
Net assets, end of year (000)	$2,375,786	$2,198,884	$1,771,120	$1,268,285	$452,098
Portfolio turnover rate	63.23%	63.84%	52.24%	21.92%	36.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class B Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$12.66	$11.74	$10.84	$9.69	$8.07
Investment operations:
Net investment loss(a)	– (c)	– (c)	– (c)	(.01)	(.03)
Net realized and unrealized gain	1.47	1.76	1.02	1.26	1.83
Total from investment operations	1.47	1.76	1.02	1.25	1.80
Distributions to shareholders from:
Net investment income	– (c)	–	(.01)	–	–
Net realized gain	(.97)	(.84)	(.11)	(.10)	(.18)
Total distributions	(.97)	(.84)	(.12)	(.10)	(.18)
Net asset value, end of year	$13.16	$12.66	$11.74	$10.84	$9.69
Total Return(b)	12.50%	15.68%	9.52%	12.98%	22.77%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.77%	1.79%	1.81%	1.87%	2.00%
Expenses, excluding expense reductions	1.77%	1.79%	1.81%	1.87%	2.00%
Net investment loss	(.01)%	(.02)%	(.01)%	(.10)%	(.37)%
Supplemental Data:
Net assets, end of year (000)	$280,279	$278,649	$240,977	$185,775	$100,272
Portfolio turnover rate	63.23%	63.84%	52.24%	21.92%	36.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class C Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$12.62	$11.71	$10.81	$9.66	$8.05
Investment operations:
Net investment loss(a)	– (c)	– (c)	– (c)	(.01)	(.03)
Net realized and unrealized gain	1.46	1.75	1.02	1.26	1.82
Total from investment operations	1.46	1.75	1.02	1.25	1.79
Distributions to shareholders from:
Net investment income	– (c)	–	(.01)	–	-
Net realized gain	(.97)	(.84)	(.11)	(.10)	(.18)
Total distributions	(.97)	(.84)	(.12)	(.10)	(.18)
Net asset value, end of year	$13.11	$12.62	$11.71	$10.81	$9.66
Total Return(b)	12.48%	15.64%	9.56%	13.02%	22.70%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.77%	1.79%	1.81%	1.87%	2.00%
Expenses, excluding expense reductions	1.77%	1.79%	1.81%	1.87%	2.00%
Net investment loss	(.01)%	(.02)%	(.01)%	(.10)%	(.37)%
Supplemental Data:
Net assets, end of year (000)	$639,749	$622,822	$513,752	$389,161	$200,025
Portfolio turnover rate	63.23%	63.84%	52.24%	21.92%	36.39%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class F Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.62
Investment operations:
Net investment income(b)	–	(c)
Net realized and unrealized gain	.08
Total from investment operations	.08
Net asset value, end of period	$13.70
Total Return(d)	.59	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.08	%(e)
Expenses, excluding expense reductions	.08	%(e)
Net investment income	.04	%(e)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	63.23%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class I Shares
	Year Ended 10/31				3/31/2003(c) to
	2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.21	$12.19	$11.22	$9.95	$7.83
Investment operations:
Net investment income(a)	.10	.12	.12	.10	.03
Net realized and unrealized gain	1.57	1.83	1.06	1.30	2.09
Total from investment operations	1.67	1.95	1.18	1.40	2.12
Distributions to shareholders from:
Net investment income	(.12)	(.10)	(.10)	(.03)	–
Net realized gain	(.97)	(.83)	(.11)	(.10)	–
Total distributions	(1.09)	(.93)	(.21)	(.13)	–
Net asset value, end of period	$13.79	$13.21	$12.19	$11.22	$9.95
Total Return(b)	13.68%	16.87%	10.61%	14.18%	27.08	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.78%	.79%	.81%	.87%†	1.00	%(d)†
Expenses, excluding expense reductions	.78%	.79%	.81%	.87%†	1.00	%(d)†
Net investment income	.78%	.97%	.97%	.90%†	.63	%(d)†
Supplemental Data:
Net assets, end of period (000)	$53,737	$3,880	$2,645	$1,750	$13
Portfolio turnover rate	63.23%	63.84%	52.24%	21.92%	36.39%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class P Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$13.03	$12.05	$11.12	$9.88	$8.19
Investment operations:
Net investment income(a)	.07	.06	.06	.05	.01
Net realized and unrealized gain	1.51	1.82	1.05	1.30	1.86
Total from investment operations	1.58	1.88	1.11	1.35	1.87
Distributions to shareholders from:
Net investment income	(.09)	(.06)	(.07)	(.01)	–
Net realized gain	(.97)	(.84)	(.11)	(.10)	(.18)
Total distributions	(1.06)	(.90)	(.18)	(.11)	(.18)
Net asset value, end of year	$13.55	$13.03	$12.05	$11.12	$9.88
Total Return(b)	13.08%	16.36%	10.09%	13.71%	23.30%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.22%	1.24%	1.26%	1.32%†	1.45%
Expenses, excluding expense reductions	1.22%	1.25%	1.26%	1.32%†	1.45%
Net investment income	.53%	.49%	.47%	.45%†	.18%
Supplemental Data:
Net assets, end of year (000)	$48,641	$42,516	$13,279	$4,895	$1,280
Portfolio turnover rate	63.23%	63.84%	52.24%	21.92%	36.39%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class R2 Shares
	9/28/2007(a) to
	10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.62
Investment operations:
Net investment loss(b)	–	(c)
Net realized and unrealized gain	.07
Total from investment operations	.07
Net asset value, end of period	$13.69
Total Return(d)	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.12	%(e)
Expenses, excluding expense reductions	.12	%(e)
Net investment income	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	63.23%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALL VALUE FUND

	Class R3 Shares
	9/28/2007(a) to
	10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.62
Investment operations:
Net investment income(b)	–	(c)
Net realized and unrealized gain	.07
Total from investment operations	.07
Net asset value, end of period	$13.69
Total Return(d)	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.11	%(e)
Expenses, excluding expense reductions	.11	%(e)
Net investment income	.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	63.23%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$23.68	$19.11	$15.96	$14.38	$10.62
Investment operations:
Net investment income (loss)(a)	(.04)	(.06)	(.01)	.10	.02
Net realized and unrealized gain	6.44	4.63	3.26	1.48	3.83
Total from investment operations	6.40	4.57	3.25	1.58	3.85
Distributions to shareholders from:
Net investment income	(.74)	–	(.10)	–	–
Net realized gain	(.26)	–	–	–	(.09)
Total distributions	(1.00)	–	(.10)	–	(.09)
Net asset value, end of year	$29.08	$23.68	$19.11	$15.96	$14.38
Total Return(b)	28.00%	23.91%	20.46%	10.99%	36.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.35%	.35%	.35%	.36%	.39%
Expenses, including expense reductions and expenses assumed and waived	.35%	.35%	.35%	.36%	.39%
Expenses, excluding expense reductions and expenses assumed and waived	.79%	.80%	.83%	1.03%	1.45%
Net investment income (loss)	(.17)%	(.28)%	(.08)%	.63%	.13%
Supplemental Data:
Net assets, end of year (000)	$332,175	$196,448	$90,641	$69,957	$62,383
Portfolio turnover rate	39.09%	8.83%	6.94%	2.59%	2.47%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$22.79	$18.51	$15.46	$14.02	$10.43
Investment operations:
Net investment income (loss)(a)	(.20)	(.20)	(.12)	.01	(.06)
Net realized and unrealized gain	6.21	4.48	3.17	1.43	3.74
Total from investment operations	6.01	4.28	3.05	1.44	3.68
Distributions to shareholders from:
Net investment income	(.56)	–	–	–	–
Net realized gain	(.26)	–	–	–	(.09)
Total distributions	(.82)	–	–	–	(.09)
Net asset value, end of year	$27.98	$22.79	$18.51	$15.46	$14.02
Total Return(b)	27.17%	23.12%	19.73%	10.27%	35.62%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	1.44%	1.44%	1.47%	1.68%	2.10%
Net investment income (loss)	(.79)%	(.92)%	(.71)%	.03%	(.52)%
Supplemental Data:
Net assets, end of year (000)	$58,045	$47,954	$45,179	$41,771	$42,342
Portfolio turnover rate	39.09%	8.83%	6.94%	2.59%	2.47%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$22.79	$18.51	$15.46	$14.02	$10.43
Investment operations:
Net investment income (loss)(a)	(.21)	(.20)	(.12)	.01	(.06)
Net realized and unrealized gain	6.21	4.48	3.17	1.43	3.74
Total from investment operations	6.00	4.28	3.05	1.44	3.68
Distributions to shareholders from:
Net investment income	(.66)	–	–	–	–
Net realized gain	(.26)	–	–	–	(.09)
Total distributions	(.92)	–	–	–	(.09)
Net asset value, end of year	$27.87	$22.79	$18.51	$15.46	$14.02
Total Return(b)	27.20%	23.12%	19.73%	10.27%	35.62%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, including expense reductions and expenses assumed and waived	1.00%	1.00%	1.00%	1.01%	1.04%
Expenses, excluding expense reductions and expenses assumed and waived	1.44%	1.45%	1.47%	1.68%	2.10%
Net investment income (loss)	(.83)%	(.92)%	(.71)%	.03%	(.52)%
Supplemental Data:
Net assets, end of year (000)	$145,528	$75,193	$29,998	$27,701	$28,970
Portfolio turnover rate	39.09%	8.83%	6.94%	2.59%	2.47%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$27.77
Investment operations:
Net investment loss(b)	–	(c)
Net realized and unrealized gain	1.32
Total from investment operations	1.32
Net asset value, end of period	$29.09
Total Return(d)	4.75	%(e)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.01	%(e)
Expenses, including expense reductions and expenses assumed and waived	.01	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.07	%(e)
Net investment loss	(.01	)%(e)
Supplemental Data:
Net assets, end of period (000)	$11
Portfolio turnover rate	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Year Ended 10/31			10/20/2004(a) to
	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$23.77	$19.12	$15.96	$15.65
Investment operations:
Net investment income(b)	.05	.02	.05	–	(e)
Net realized and unrealized gain	6.47	4.63	3.27	.31
Total from investment operations	6.52	4.65	3.32	.31
Distributions to shareholders from:
Net investment income	(.80)	–	(.16)	–
Net realized gain	(.26)	–	–	–
Total distributions	(1.06)	–	(.16)	–
Net asset value, end of period	$29.23	$23.77	$19.12	$15.96
Total Return(c)	28.48%	24.32%	20.91%	2.18	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.00%	.00%	.00%	.00	%(d)
Expenses, including expense reductions and expenses assumed and waived	.00%	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.44%	.45%	.48%	.00	%(d)
Net investment income	.19%	.08%	.27%	.00	%(d)(f)
Supplemental Data:
Net assets, end of period (000)	$1,819	$1,001	$539	$398
Portfolio turnover rate	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$27.77
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	1.32
Total from investment operations	1.31
Net asset value, end of period	$29.08
Total Return(c)	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.05	%(d)
Expenses, including expense reductions and expenses assumed and waived	.05	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.11	%(d)
Net investment loss	(.05	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$27.77
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	1.32
Total from investment operations	1.31
Net asset value, end of period	$29.08
Total Return(c)	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and waived	.04	%(d)
Expenses, including expense reductions and expenses assumed and waived	.04	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.10	%(d)
Net investment loss	(.04	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Year Ended 10/31			12/15/2003(a) to
	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.23	$12.37	$10.42	$10.00
Unrealized appreciation on investments				.15
Net asset value on SEC Effective Date				$10.15
Investment operations:
Net investment income(b)	.17	.08	.09	.04
Net realized and unrealized gain	3.92	3.17	1.87	.23
Total from investment operations	4.09	3.25	1.96	.27
Distributions to shareholders from:
Net investment income	(.06)	(.05)	(.01)	–
Net realized gain	(.92)	(.34)	–	–
Total distributions	(.98)	(.39)	(.01)	–
Net asset value, end of period	$18.34	$15.23	$12.37	$10.42
Total Return(c)				1.50	%(d)(e)
Total Return(c)	28.22%	26.86%	18.80%	2.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.40%	1.53%	1.66%	1.50	%(d)
Expenses, including expense reductions and expenses assumed	1.40%	1.52%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and expenses assumed	1.41%	1.53%	1.66%	2.13	%(d)
Net investment income	1.02%	.55%	.79%	.40	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,082,308	$655,273	$235,563	$58,484
Portfolio turnover rate	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public was January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Year Ended 10/31			12/15/2003(a) to
	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.00	$12.24	$10.36	$10.00
Unrealized appreciation on investments				.15
Net asset value on SEC Effective Date				$10.15
Investment operations:
Net investment income (loss)(b)	.06	(.01)	.03	(.01)
Net realized and unrealized gain	3.86	3.13	1.85	.22
Total from investment operations	3.92	3.12	1.88	.21
Distributions to shareholders from:
Net investment income	– (g)	(.02)	–	–
Net realized gain	(.92)	(.34)	–	–
Total distributions	(.92)	(.36)	–	–
Net asset value, end of period	$18.00	$15.00	$12.24	$10.36
Total Return(c)				1.50	%(d)(e)
Total Return(c)	27.39%	25.98%	18.15%	2.07	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	2.05%	2.18%	2.30%	2.04	%(d)
Expenses, including expense reductions and expenses assumed	2.05%	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	2.06%	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.36%	(.09)%	.22%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$82,699	$51,040	$17,472	$2,937
Portfolio turnover rate	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public was January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Year Ended 10/31			12/15/2003(a) to
	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.00	$12.24	$10.37	$10.00
Unrealized appreciation on investments				.15
Net asset value on SEC Effective Date				$10.15
Investment operations:
Net investment income (loss)(b)	.06	(.01)	.02	(.01)
Net realized and unrealized gain	3.86	3.13	1.85	.23
Total from investment operations	3.92	3.12	1.87	.22
Distributions to shareholders from:
Net investment income	– (g)	(.02)	–	–
Net realized gain	(.92)	(.34)	–	–
Total distributions	(.92)	(.36)	–	–
Net asset value, end of period	$18.00	$15.00	$12.24	$10.37
Total Return(c)				1.50	%(d)(e)
Total Return(c)	27.39%	25.98%	18.03%	2.17	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	2.06%	2.18%	2.30%	2.04	%(d)
Expenses, including expense reductions and expenses assumed	2.06%	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	2.06%	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.37%	(.07)%	.19%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$216,646	$138,424	$44,240	$9,291
Portfolio turnover rate	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public was January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$17.65
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	.70
Total from investment operations	.69
Net asset value, end of period	$18.34
Total Return(c)	3.91	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.12	%(d)
Expenses, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.12	%(d)
Net investment loss	(.06	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	122.32%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Year Ended 10/31			12/15/2003(a) to
	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.33	$12.43	$10.45	$10.00
Unrealized appreciation on investments				.15
Net asset value on SEC Effective Date				$10.15
Investment operations:
Net investment income(b)	.25	.13	.12	.08
Net realized and unrealized gain	3.93	3.19	1.89	.22
Total from investment operations	4.18	3.32	2.01	.30
Distributions to shareholders from:
Net investment income	(.10)	(.08)	(.03)	–
Net realized gain	(.92)	(.34)	–	–
Total distributions	(1.02)	(.42)	(.03)	–
Net asset value, end of period	$18.49	$15.33	$12.43	$10.45
Total Return(c)				1.50	%(d)(e)
Total Return(c)	28.67%	27.26%	19.23%	2.96	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.05%	1.19%	1.30%	1.16	%(d)
Expenses, including expense reductions and expenses assumed	1.05%	1.18%	1.30%	1.16	%(d)
Expenses, excluding expense reductions and expenses assumed	1.06%	1.19%	1.30%	1.79	%(d)
Net investment income	1.53%	.92%	1.01%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$259,354	$70,641	$11,952	$3,091
Portfolio turnover rate	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public was January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Year Ended 10/31			12/15/2003(a) to
	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.22	$12.36	$10.41	$10.00
Unrealized appreciation on investments				.15
Net asset value on SEC Effective Date				$10.15
Investment operations:
Net investment income(b)	.15	.08	.07	.04
Net realized and unrealized gain	3.91	3.16	1.88	.22
Total from investment operations	4.06	3.24	1.95	.26
Distributions to shareholders from:
Net investment income	(.06)	(.03)	–	–
Net realized gain	(.92)	(.35)	–	–
Total distributions	(.98)	(.38)	–	–
Net asset value, end of period	$18.30	$15.22	$12.36	$10.41
Total Return(c)				1.50	%(d)(e)
Total Return(c)	28.07%	26.69%	18.73%	2.56	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.51%	1.63%	1.71%	1.55	%(d)†
Expenses, including expense reductions and expenses assumed	1.51%	1.62%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.51%	1.63%	1.71%	2.18	%(d)†
Net investment income	.91%	.55%	.63%	.35	%(d)†
Supplemental Data:
Net assets, end of period (000)	$192	$66	$16	$11
Portfolio turnover rate	122.32%	134.00%	100.87%	142.16%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public was January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$17.65
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	.69
Total from investment operations	.68
Net asset value, end of period	$18.33
Total Return(c)	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.14	%(d)
Expenses, including expense reductions and expenses assumed	.14	%(d)
Expenses, excluding expense reductions and expenses assumed	.14	%(d)
Net investment loss	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	122.32%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$17.65
Investment operations:
Net investment loss(b)	(.01)
Net realized and unrealized gain	.69
Total from investment operations	.68
Net asset value, end of period	$18.33
Total Return(c)	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.14	%(d)
Expenses, including expense reductions and expenses assumed	.14	%(d)
Expenses, excluding expense reductions and expenses assumed	.14	%(d)
Net investment loss	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	122.32%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.72	$11.97	$9.61	$8.41	$6.29
Investment operations:
Net investment income (loss)(a)	.04	.05	(.01)	.02	.08
Net realized and unrealized gain	4.07	3.70	2.37	1.33	2.09
Total from investment operations	4.11	3.75	2.36	1.35	2.17
Distributions to shareholders from:
Net investment income	(.02)	–	–	(.15)	(.05)
Net asset value, end of year	$19.81	$15.72	$11.97	$9.61	$8.41
Total Return(b)	26.14%	31.33%	24.56%	16.31%	35.07%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.56%	1.60%	1.74%	1.83%	2.11%
Expenses, excluding expense reductions	1.56%	1.60%	1.74%	1.83%	2.11%
Net investment income (loss)	.23%	.38%	(.11)%	.26%	1.11%
Supplemental Data:
Net assets, end of year (000)	$200,909	$148,996	$89,402	$67,314	$55,230
Portfolio turnover rate	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.12	$11.59	$9.37	$8.20	$6.13
Investment operations:
Net investment income (loss)(a)	(.07)	(.04)	(.08)	(.04)	.03
Net realized and unrealized gain	3.91	3.57	2.30	1.30	2.05
Total from investment operations	3.84	3.53	2.22	1.26	2.08
Distributions to shareholders from:
Net investment income	–	–	–	(.09)	(.01)
Net asset value, end of year	$18.96	$15.12	$11.59	$9.37	$8.20
Total Return(b)	25.40%	30.46%	23.69%	15.61%	33.89%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.21%	2.24%	2.38%	2.48%	2.73%
Expenses, excluding expense reductions	2.21%	2.24%	2.39%	2.48%	2.73%
Net investment income (loss)	(.43)%	(.30)%	(.76)%	(.39)%	.49%
Supplemental Data:
Net assets, end of year (000)	$43,231	$36,642	$27,115	$21,962	$17,978
Portfolio turnover rate	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.05	$11.54	$9.32	$8.19	$6.12
Investment operations:
Net investment income (loss)(a)	(.07)	(.04)	(.08)	(.04)	.07
Net realized and unrealized gain	3.88	3.55	2.30	1.30	2.04
Total from investment operations	3.81	3.51	2.22	1.26	2.11
Distributions to shareholders from:
Net investment income	–	–	–	(.13)	(.04)
Net asset value, end of year	$18.86	$15.05	$11.54	$9.32	$8.19
Total Return(b)	25.32%	30.42%	23.82%	15.61%	34.67%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.21%	2.24%	2.38%	2.48%	2.73%
Expenses, excluding expense reductions	2.21%	2.25%	2.39%	2.48%	2.73%
Net investment income (loss)	(.40)%	(.27)%	(.75)%	(.39)%	.99%
Supplemental Data:
Net assets, end of year (000)	$43,422	$30,673	$17,621	$12,766	$10,323
Portfolio turnover rate	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.82
Investment operations:
Net investment income(b)	.01
Net realized and unrealized gain	.98
Total from investment operations	.99
Net asset value, end of period	$19.81
Total Return(c)	5.26	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.13	%(d)
Expenses, excluding expense reductions	.13	%(d)
Net investment income	.03	%(d)
Supplemental Data:
Net assets, end of period (000)	$11
Portfolio turnover rate	115.79%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$16.08	$12.21	$9.77	$8.53	$6.39
Investment operations:
Net investment income(a)	.12	.11	.02	.06	.10
Net realized and unrealized gain	4.15	3.76	2.43	1.34	2.12
Total from investment operations	4.27	3.87	2.45	1.40	2.22
Distributions to shareholders from:
Net investment income	(.06)	–	(.01)	(.16)	(.08)
Net asset value, end of year	$20.29	$16.08	$12.21	$9.77	$8.53
Total Return(b)	26.67%	31.70%	25.06%	16.73%	35.22%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.20%	1.25%	1.38%	1.48%	1.74%
Expenses, excluding expense reductions	1.21%	1.25%	1.39%	1.48%	1.74%
Net investment income	.65%	.76%	.22%	.61%	1.47%
Supplemental Data:
Net assets, end of year (000)	$164,086	$149,509	$67,574	$57,143	$53,237
Portfolio turnover rate	115.79%	98.16%	78.65%	75.56%	72.36%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Year Ended 10/31
	2007	2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of year	$15.89	$12.11	$9.71	$8.47		$6.31
Investment operations:
Net investment income (loss)(a)	.02	.09	(.01)	.01		.10
Net realized and unrealized gain	4.12	3.69	2.41	1.35		2.10
Total from investment operations	4.14	3.78	2.40	1.36		2.20
Distributions to shareholders from:
Net investment income	(.03)	–	–	(.12)		(.04)
Net asset value, end of year	$20.00	$15.89	$12.11	$9.71		$8.47
Total Return(b)	26.10%	31.21%	24.72%	16.37%		35.17%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.65%	1.74%	1.69%	1.93	%†	2.18	%†
Expenses, excluding expense reductions	1.65%	1.74%	1.69%	1.93	%†	2.18	%†
Net investment income (loss)	.11%	.62%	(.06)%	.16	%†	1.00	%†
Supplemental Data:
Net assets, end of year (000)	$1,826	$1,489	$3	$1		$1
Portfolio turnover rate	115.79%	98.16%	78.65%	75.56%		72.36%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.82
Investment operations:
Net investment loss(b)	–	(c)
Net realized and unrealized gain	.98
Total from investment operations	.98
Net asset value, end of period	$19.80
Total Return(d)	5.21	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.16	%(e)
Expenses, excluding expense reductions	.16	%(e)
Net investment income	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$11
Portfolio turnover rate	115.79%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.82
Investment operations:
Net investment income(b)	–	(c)
Net realized and unrealized gain	.99
Total from investment operations	.99
Net asset value, end of period	$19.81
Total Return(d)	5.26	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.15	%(e)
Expenses, excluding expense reductions	.15	%(e)
Net investment income	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$11
Portfolio turnover rate	115.79%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount represents less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Year Ended 10/31				6/23/2003(a) to
	2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.19	$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments					(.10)
Net asset value on SEC Effective Date, June 30, 2003					$9.90
Investment operations:
Net investment income(b)	.19	.17	.14	.09	.03
Net realized and unrealized gain	1.58	2.05	.71	1.05	.80
Total from investment operations	1.77	2.22	.85	1.14	.83
Distributions to shareholders from:
Net investment income	(.17)	(.12)	(.11)	(.07)	–
Net realized gain	(.32)	(.29)	(.16)	–	–
Total distributions	(.49)	(.41)	(.27)	(.07)	–
Net asset value, end of period	$15.47	$14.19	$12.38	$11.80	$10.73
Total Return(c)					(1.00	)%(d)(e)
Total Return(c)	12.95%	18.40%	7.23%	10.74%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.95%	.95%	.95%	.95%	.33	%(d)†
Expenses, including expense reductions and expenses assumed	.95%	.95%	.95%	.95%	.33	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.16%	1.28%	1.50%	2.59%	7.12	%(d)†
Net investment income	1.30%	1.26%	1.14%	.75%	.27	%(d)†
Supplemental Data:
Net assets, end of period (000)	$28,538	$20,994	$13,763	$10,102	$2,271
Portfolio turnover rate	109.22%	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 31, 2003.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Year Ended 10/31				6/23/2003(a) to
	2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.96	$12.19	$11.67	$10.68	$10.00
Unrealized depreciation on investments					(.11)
Net asset value on SEC Effective Date, June 30, 2003					$9.89
Investment operations:
Net investment income(b)	.09	.08	.06	.01	–	(g)
Net realized and unrealized gain	1.56	2.03	.69	1.05	.79
Total from investment operations	1.65	2.11	.75	1.06	.79
Distributions to shareholders from:
Net investment income	(.11)	(.04)	(.07)	(.07)	–
Net realized gain	(.32)	(.30)	(.16)	–	–
Total distributions	(.43)	(.34)	(.23)	(.07)	–
Net asset value, end of period	$15.18	$13.96	$12.19	$11.67	$10.68
Total Return(c)					(1.10	)%(d)(e)
Total Return(c)	12.23%	17.65%	6.49%	10.02%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, including expense reductions and expenses assumed	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.81%	1.93%	2.11%	3.24%	7.35	%(d)†
Net investment income	.65%	.60%	.49%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$4,005	$3,109	$1,749	$1,445	$111
Portfolio turnover rate	109.22%	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 31, 2003.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Year Ended 10/31				6/23/2003(a) to
	2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.95	$12.20	$11.69	$10.69	$10.00
Unrealized depreciation on investments					(.11)
Net asset value on SEC Effective Date, June 30, 2003					$9.89
Investment operations:
Net investment income(b)	.09	.08	.06	.01	–	(g)
Net realized and unrealized gain	1.57	2.02	.70	1.06	.80
Total from investment operations	1.66	2.10	.76	1.07	.80
Distributions to shareholders from:
Net investment income	(.10)	(.05)	(.09)	(.07)	–
Net realized gain	(.32)	(.30)	(.16)	–	–
Total distributions	(.42)	(.35)	(.25)	(.07)	–
Net asset value, end of period	$15.19	$13.95	$12.20	$11.69	$10.69
Total Return(c)					(1.10	)%(d)(e)
Total Return(c)	12.29%	17.58%	6.50%	10.07%	8.09	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, including expense reductions and expenses assumed	1.60%	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.81%	1.93%	2.18%	3.24%	7.35	%(d)†
Net investment income	.65%	.61%	.46%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$6,643	$4,753	$3,155	$1,490	$148
Portfolio turnover rate	109.22%	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 31, 2003.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	9/28/2007(a) to
	10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.32
Investment operations:
Net investment income(b)	.02
Net realized and unrealized gain	.13
Total from investment operations	.15
Net asset value, end of period	$15.47
Total Return(c)	.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.06	%(d)
Expenses, including expense reductions and expenses assumed	.06	%(d)
Expenses, excluding expense reductions and expenses assumed	.07	%(d)
Net investment income	.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	109.22%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Year Ended 10/31				6/23/2003(a) to
	2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.27	$12.44	$11.85	$10.75	$10.00
Unrealized depreciation on investments					(.10)
Net asset value on SEC Effective Date, June 30, 2003					$9.90
Investment operations:
Net investment income(b)	.24	.21	.17	.13	.04
Net realized and unrealized gain	1.60	2.07	.72	1.05	.81
Total from investment operations	1.84	2.28	.89	1.18	.85
Distributions to shareholders from:
Net investment income	(.21)	(.15)	(.14)	(.08)	–
Net realized gain	(.32)	(.30)	(.16)	–	–
Total distributions	(.53)	(.45)	(.30)	(.08)	–
Net asset value, end of period	$15.58	$14.27	$12.44	$11.85	$10.75
Total Return(c)					(1.00	)%(d)(e)
Total Return(c)	13.40%	18.83%	7.58%	11.09%	8.59	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.60%	.60%	.60%	.60%	.21	%(d)†
Expenses, including expense reductions and expenses assumed	.60%	.60%	.60%	.60%	.21	%(d)†
Expenses, excluding expense reductions and expenses assumed	.81%	.93%	1.18%	2.24%	7.00	%(d)†
Net investment income	1.67%	1.61%	1.37%	1.10%	.39	%(d)†
Supplemental Data:
Net assets, end of period (000)	$22,423	$30,156	$19,576	$2,043	$11
Portfolio turnover rate	109.22%	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 31, 2003.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class P Shares
	Year Ended 10/31				6/23/2003(a) to
	2007	2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.19	$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments					(.10)
Net asset value on SEC Effective Date, June 30, 2003					$9.90
Investment operations:
Net investment income(b)	.18	.15	.13	.07	.02
Net realized and unrealized gain	1.59	2.05	.70	1.07	.81
Total from investment operations	1.77	2.20	.83	1.14	.83
Distributions to shareholders from:
Net investment income	(.15)	(.10)	(.09)	(.07)	–
Net realized gain	(.32)	(.29)	(.16)	–	–
Total distributions	(.47)	(.39)	(.25)	(.07)	–
Net asset value, end of period	$15.49	$14.19	$12.38	$11.80	$10.73
Total Return(c)					(1.00	)%(d)(e)
Total Return(c)	12.92%	18.23%	7.07%	10.65%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.04%	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, including expense reductions and expenses assumed	1.04%	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, excluding expense reductions and expenses assumed	1.26%	1.38%	1.52%	2.69%	7.16	%(d)†
Net investment income	1.21%	1.17%	1.06%	.65%	.23	%(d)†
Supplemental Data:
Net assets, end of period (000)	$17	$15	$13	$12	$11
Portfolio turnover rate	109.22%	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 31, 2003.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.43	$10.00
Investment operations:
Net investment income(b)	.03	.01
Net realized and unrealized gain	2.23	2.42
Total from investment operations	2.26	2.43
Distributions to shareholders from:
Net investment income	– (f)	–
Net realized gain	(.38)	–
Total distributions	(.38)	–
Net asset value, end of period	$14.31	$12.43
Total Return(c)	18.70%	24.30	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.30%	1.11	%(d)
Expenses, including expense reductions and expenses assumed	1.30%	1.11	%(d)
Expenses, excluding expense reductions and expenses assumed	1.45%	1.73	%(e)
Net investment income	.19%	.14	%(e)
Supplemental Data:
Net assets, end of period (000)	$145,765	$59,245
Portfolio turnover rate	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public was January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

(f) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.06)	(.06)
Net realized and unrealized gain	2.21	2.43
Total from investment operations	2.15	2.37
Distributions to shareholders from:
Net realized gain	(.38)	–
Net asset value, end of period	$14.14	$12.37
Total Return(c)	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses assumed	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	2.09%	2.30	%(e)
Net investment loss	(.47)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$14,681	$5,440
Portfolio turnover rate	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public was January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.06)	(.06)
Net realized and unrealized gain	2.21	2.43
Total from investment operations	2.15	2.37
Distributions to shareholders from:
Net realized gain	(.38)	–
Net asset value, end of period	$14.14	$12.37
Total Return(c)	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses assumed	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	2.10%	2.29	%(e)
Net investment loss	(.48)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$59,609	$14,850
Portfolio turnover rate	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public was January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.21
Investment operations:
Net investment income(b)	–	(e)
Net realized and unrealized gain	.10
Total from investment operations	.10
Net asset value, end of period	$14.31
Total Return(c)	.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.10	%(d)
Expenses, including expense reductions and expenses assumed	.10	%(d)
Expenses, excluding expense reductions and expenses assumed	.14	%(d)
Net investment income	.00	%(d)(f)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	100.58%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.47	$10.00
Investment operations:
Net investment income(b)	.06	.05
Net realized and unrealized gain	2.26	2.42
Total from investment operations	2.32	2.47
Distributions to shareholders from:
Net investment income	(.02)	–
Net realized gain	(.38)	–
Total distributions	(.40)	–
Net asset value, end of period	$14.39	$12.47
Total Return(c)	19.11%	24.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.94%	.81	%(d)
Expenses, including expense reductions and expenses assumed	.94%	.81	%(d)
Expenses, excluding expense reductions and expenses assumed	1.15%	1.53	%(e)
Net investment income	.46%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$55,045	$3,345
Portfolio turnover rate	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public was January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Year Ended 10/31/2007	12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.42	$10.00
Investment operations:
Net investment income(b)	–	.02
Net realized and unrealized gain	2.24	2.40
Total from investment operations	2.24	2.42
Distributions to shareholders from:
Net realized gain	(.38)	–
Net asset value, end of period	$14.28	$12.42
Total Return(c)	18.54%	24.20	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.39%	1.20	%(d)
Expenses, including expense reductions and expenses assumed	1.39%	1.20	%(d)
Expenses, excluding expense reductions and expenses assumed	1.57%	3.09	%(e)
Net investment income	.01%	.27	%(e)
Supplemental Data:
Net assets, end of period (000)	$4,795	$12
Portfolio turnover rate	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public was January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.21
Investment operations:
Net investment loss(b)	–	(e)
Net realized and unrealized gain	.09
Total from investment operations	.09
Net asset value, end of period	$14.30
Total Return(c)	.63	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.12	%(d)
Expenses, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.16	%(d)
Net investment loss	(.02	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	100.58%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$14.21
Investment operations:
Net investment loss(b)	–	(e)
Net realized and unrealized gain	.09
Total from investment operations	.09
Net asset value, end of period	$14.30
Total Return(c)	.63	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.12	%(d)
Expenses, including expense reductions and expenses assumed	.12	%(d)
Expenses, excluding expense reductions and expenses assumed	.16	%(d)
Net investment loss	(.02	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	100.58%

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund"), Classes A, B, C, F, I, P, R2, and R3 shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Large-Cap Value Fund ("Large Cap Value Fund"), Classes A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Value Opportunities Fund ("Value Opportunities Fund"), Classes A, B, C, F, I, P, R2 and R3 shares. Effective September 28, 2007, Class Y shares were renamed Class I shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares and Large Cap Value Fund has not issued Class R2 and R3 shares. As of October 1, 2007, the Funds' Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

All Value Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund's, International Core Equity Fund's, International Opportunities Fund's, and Value Opportunities Fund's investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Large Cap Value Fund's investment objective is to seek a high level of total return.
Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more

Notes to Financial Statements (continued)

accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency

Notes to Financial Statements (continued)

exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on each Fund's Statement of Operations. As of October 31, 2007, there were no open forward foreign currency exchange contracts outstanding.

(h)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(i)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on the Fund's average daily net assets at the following annual rates:

	Management Fees		Waiver
All Value Fund	.53	%(1)	–
Alpha Strategy Fund	.10%		.10	%(2)
International Core Equity Fund	.75	%(3)	–
International Opportunities Fund	.75	%(3)	–
Large Cap Value Fund	.40	%(4)	–
Value Opportunities Fund	.75	%(3)	–

(1) The management fee for All Value Fund is based on the Fund's average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(2) For the year ended October 31, 2007, Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4) The management fee for Large Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.95%
B	1.60%
C	1.60%
F	.70	%(1)
I	.60%
P	1.05%
R2	1.20	%(1)
R3	1.10	%(1)

(1) The Class F, R2 and R3 shares became effective with the SEC on September 14, 2007.

For the period November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
F	1.05	%(1)
I	.95%
P	1.40%
R2	1.55	%(1)
R3	1.45	%(1)

(1) The Class F, R2 and R3 shares became effective with the SEC on September 14, 2007.

Notes to Financial Statements (continued)

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not charged to the Alpha Strategy Fund.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc., Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund, Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund, International Opportunities Fund, Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund, Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund, and Value Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on Alpha Strategy Fund's Statement of Operations and Receivable from affiliates on Alpha Strategy Fund's Statement of Assets and Liabilities.

In addition, All Value Fund, International Core Equity Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, Alpha Strategy Fund, Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust, respectively (the "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%		.25%	.25%	-	.20%	.25%	.25%
Distribution	.10	%(1)	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating FINRA sales charge limitations.

Class I does not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the year ended October 31, 2007:

	Distributor Commissions	Dealers' Concessions
All Value Fund	$1,132,027	$5,984,821
Alpha Strategy Fund	360,193	2,013,775
International Core Equity Fund	1,351,721	7,162,059
International Opportunities Fund	111,351	601,670
Large Cap Value Fund	31,218	161,521
Value Opportunities Fund	240,969	1,324,968

Distributor received CDSCs for the fiscal year ended October 31, 2007:

	Class A	Class C
All Value Fund	$15,522	$55,346
Alpha Strategy Fund	1,802	21,126
International Core Equity Fund	6,463	29,778
International Opportunities Fund	1,671	5,844
Large Cap Value Fund	–	360
Value Opportunities Fund	40,050	9,330

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semiannually for All Value Fund, and annually for Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large-Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on November 15, 2007, and paid on November 20, 2007 to shareholders of record on November 19, 2007. The approximate amounts are as follows:

	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain
All Value Fund	$14,220,000	$15,230,000	$218,741,000
International Opportunities Fund	1,899,000	2,770,000	46,463,000
Large Cap Value Fund	781,000	859,000	6,898,000
Value Opportunities Fund	303,000	10,071,000	363,000

Notes to Financial Statements (continued)

Distributions were paid on December 18, 2007 by the International Core Equity Fund to shareholders of record on December 17, 2007. Distributions were paid on December 21, 2007 by the Alpha Strategy Fund to shareholders of record on December 20, 2007. The distributions for both Funds were declared on December 13, 2007. The approximate amounts are as follows:

	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain
Alpha Strategy Fund	$14,162,000	$8,553,000	$21,145,000
International Core Equity Fund	11,381,000	126,246,000	15,191,000

The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 are as follows:

	All Value Fund		Alpha Strategy Fund
	10/31/2007	10/31/2006	10/31/2007	10/31/2006
Distributions paid from:
Ordinary income	$58,226,578	$27,452,587	$9,834,093	$–
Net long-term capital gains	189,756,123	158,919,773	3,710,084	–
Total distributions paid	$247,982,701	$186,372,360	$13,544,177	$–
	International Core Equity Fund		International Opportunities Fund
	10/31/2007	10/31/2006	10/31/2007	10/31/2006
Distributions paid from:
Ordinary income	$40,531,276	$8,931,477	$736,425	$–
Net long-term capital gains	20,763,831	2,329,582	–	–
Total distributions paid	$61,295,107	$11,261,059	$736,425	$–
	Large Cap Value Fund		Value Opportunities Fund
	10/31/2007	10/31/2006	10/31/2007	10/31/2006
Distributions paid from:
Ordinary income	$768,463	$547,207	$2,795,993	$–
Net long-term capital gains	1,342,217	760,768	–	–
Total distributions paid	$2,110,680	$1,307,975	$2,795,993	$–

As of October 31, 2007, the components of accumulated earnings on a tax-basis are as follows:

	All Value Fund	Alpha Strategy Fund
Undistributed ordinary income – net	$26,612,895	$8,552,423
Undistributed long-term capital gains	218,716,341	21,144,313
Total undistributed earnings	$245,329,236	$29,696,736
Temporary differences	(386,460)	(28,325)
Unrealized gains – net	545,477,477	124,269,076
Total accumulated earnings – net	$790,420,253	$153,937,487

Notes to Financial Statements (continued)

	International Core Equity Fund	International Opportunities Fund
Undistributed ordinary income – net	$137,581,504	$4,666,696
Undistributed long-term capital gains	15,190,172	46,461,279
Total undistributed earnings	$152,771,676	$51,127,975
Temporary differences	(62,259)	(34,560)
Unrealized gains – net	249,816,093	76,828,648
Total accumulated earnings – net	$402,525,510	$127,922,063
	Large Cap Value Fund	Value Opportunities Fund
Undistributed ordinary income – net	$1,573,013	$10,111,076
Undistributed long-term capital gains	6,897,480	362,807
Total undistributed earnings	$8,470,493	$10,473,883
Temporary differences	(5,093)	(5,698)
Unrealized gains – net	5,494,191	17,523,283
Total accumulated earnings – net	$13,959,591	$27,991,468

As of October 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,842,647,988	$406,754,243	$1,444,875,532
Gross unrealized gain	573,513,886	124,360,472	260,309,170
Gross unrealized loss	(28,036,409)	(91,396)	(10,588,045)
Net unrealized security gain	$545,477,477	$124,269,076	$249,721,125
	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Tax cost	$371,789,319	$55,267,578	$262,040,774
Gross unrealized gain	83,116,226	6,754,000	23,560,238
Gross unrealized loss	(6,493,077)	(1,259,809)	(6,036,955)
Net unrealized security gain	$76,623,149	$5,494,191	$17,523,283

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

Permanent items identified during the year ended October 31, 2007, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
All Value Fund	$6,423	$(6,423)	$–
Alpha Strategy Fund	11,532,784	(11,532,784)	–
International Core Equity Fund	(266,855)	266,855	–
International Opportunities Fund	(356,721)	356,721	–
Large Cap Value Fund	24	(24)	–
Value Opportunities Fund	(21,228)	21,456	(228)

The permanent differences are attributable to the tax treatment of foreign currency transactions, certain foreign securities and certain distributions.

Notes to Financial Statements (continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2007 are as follows:

	Purchases	Sales
All Value Fund	$2,007,356,863	$2,266,940,924
Alpha Strategy Fund	293,880,901	159,011,965
International Core Equity Fund	1,934,671,814	1,533,495,593
International Opportunities Fund	477,956,764	482,588,015
Large Cap Value Fund	67,233,976	70,580,788
Value Opportunities Fund	300,471,008	155,204,121

There were no purchases or sales of U.S. Government securities for the fiscal year ended October 31, 2007.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Each of All Value Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of October 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended October 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

Notes to Financial Statements (continued)

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities, in the securities of large foreign companies, and in derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. International Core Equity Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, in the securities of small-cap companies, and in derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity. International Opportunities Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

Alpha Strategy Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

ALL VALUE FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	25,771,339	$331,986,026	34,287,010	$429,011,201
Converted from Class B**	487,881	6,331,859	474,449	5,933,807
Reinvestment of distributions	13,559,400	166,238,235	10,510,974	124,659,881
Shares reacquired	(33,719,428)	(437,855,902)	(23,915,079)	(298,561,391)
Increase	6,099,192	$66,700,218	21,357,354	$261,043,498
Class B Shares*
Shares sold	2,170,040	$26,868,883	3,790,553	$45,674,376
Reinvestment of distributions	1,515,590	17,959,734	1,236,703	14,234,475
Shares reacquired	(3,883,401)	(48,501,252)	(3,060,450)	(36,975,087)
Converted to Class A**	(506,068)	(6,331,859)	(490,605)	(5,933,807)
Increase (decrease)	(703,839)	$(10,004,494)	1,476,201	$16,999,957
Class C Shares
Shares sold	6,755,245	$83,000,481	10,768,461	$129,370,505
Reinvestment of distributions	2,834,181	33,471,688	2,172,387	24,917,279
Shares reacquired	(10,132,184)	(126,286,169)	(7,495,172)	(90,176,215)
Increase (decrease)	(542,758)	$(9,814,000)	5,445,676	$64,111,569
	Period Ended October 31, 2007+
Class F Shares
Shares sold	736	$10,027
Increase	736	$10,027
	Year Ended October 31, 2007		Year Ended October 31, 2006
Class I Shares
Shares sold	3,659,534	$49,096,105	92,016	$1,138,202
Reinvestment of distributions	28,126	345,668	17,099	203,303
Shares reacquired	(83,858)	(1,115,106)	(32,416)	(402,821)
Increase	3,603,802	$48,326,667	76,699	$938,684
Class P Shares
Shares sold	1,452,760	$18,423,845	2,480,207	$30,994,051
Reinvestment of distributions	291,133	3,534,363	90,360	1,064,438
Shares reacquired	(1,416,741)	(18,075,678)	(409,347)	(5,060,756)
Increase	327,152	$3,882,530	2,161,220	$26,997,733
	Period Ended October 31, 2007+
Class R2 Shares
Shares sold	734.214	$10,000
Increase	734.214	$10,000
Class R3 Shares
Shares sold	734.214	$10,000
Increase	734.214	$10,000

* Amounts for the year ended October 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

ALPHA STRATEGY FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	4,288,523	$112,422,765	4,999,155	$112,376,098
Converted from Class B**	325,107	8,248,392	582,080	13,156,040
Reinvestment of distributions	321,910	7,638,931	–	–
Shares reacquired	(1,810,245)	(46,654,030)	(2,027,424)	(44,655,435)
Increase	3,125,295	$81,656,058	3,553,811	$80,876,703
Class B Shares*
Shares sold	608,052	$15,119,090	812,086	$17,679,538
Reinvestment of distributions	62,135	1,426,620	–	–
Shares reacquired	(363,195)	(9,036,466)	(544,837)	(11,651,611)
Converted to Class A**	(336,967)	(8,248,392)	(603,460)	(13,156,040)
Decrease	(29,975)	$(739,148)	(336,211)	$(7,128,113)
Class C Shares
Shares sold	2,403,154	$60,026,392	2,093,865	$45,490,652
Reinvestment of distributions	106,409	2,433,585	–	–
Shares reacquired	(586,988)	(14,585,870)	(414,990)	(8,943,379)
Increase	1,922,575	$47,874,107	1,678,875	$36,547,273
	Period Ended October 31, 2007+
Class F Shares
Shares sold	362.101	$10,057
Increase	362.101	$10,057
	Year Ended October 31, 2007		Year Ended October 31, 2006
Class I Shares
Shares sold	24,090	$620,177	16,627	$366,278
Reinvestment of distributions	2,348	55,829	–	–
Shares reacquired	(6,297)	(155,641)	(2,700)	(58,222)
Increase	20,141	$520,365	13,927	$308,056
	Period Ended October 31, 2007+
Class R2 Shares
Shares sold	360.101	$10,000
Increase	360.101	$10,000
Class R3 Shares
Shares sold	360.101	$10,000
Increase	360.101	$10,000

* Amounts for the year ended October 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

INTERNATIONAL CORE EQUITY FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	19,998,845	$325,518,762	27,325,097	$384,176,787
Converted from Class B**	65,816	1,083,765	64,549	913,709
Reinvestment of distributions	2,727,417	41,429,529	608,580	7,917,623
Shares reacquired	(6,802,803)	(111,522,950)	(4,006,273)	(56,440,276)
Increase	15,989,275	$256,509,106	23,991,953	$336,567,843
Class B Shares*
Shares sold	1,612,558	$25,863,431	2,369,109	$32,953,939
Reinvestment of distributions	186,065	2,789,112	38,906	501,508
Shares reacquired	(539,934)	(8,670,646)	(367,900)	(5,147,425)
Converted to Class A**	(66,858)	(1,083,765)	(65,361)	(913,709)
Increase	1,191,831	$18,898,132	1,974,754	$27,394,313
Class C Shares
Shares sold	3,870,781	$62,021,548	6,285,989	$87,286,138
Reinvestment of distributions	439,249	6,584,437	91,138	1,174,766
Shares reacquired	(1,502,589)	(24,204,183)	(764,098)	(10,619,540)
Increase	2,807,441	$44,401,802	5,613,029	$77,841,364
	Period Ended October 31, 2007+
Class F Shares
Shares sold	568.572	$10,035
Increase	568.572	$10,035
	Year Ended October 31, 2007		Year Ended October 31, 2006
Class I Shares
Shares sold	11,572,333	$179,041,034	3,689,265	$51,465,235
Reinvestment of distributions	326,485	4,985,441	43,625	569,738
Shares reacquired	(2,481,303)	(42,671,349)	(86,410)	(1,217,832)
Increase	9,417,515	$141,355,126	3,646,480	$50,817,141
Class P Shares
Shares sold	6,172	$101,209	3,102	$44,492
Reinvestment of distributions	361	5,474	31	405
Shares reacquired	(415)	(6,610)	(47)	(658)
Increase	6,118	$100,073	3,086	$44,239
	Period Ended October 31, 2007+
Class R2 Shares
Shares sold	566.572	$10,000
Increase	566.572	$10,000
Class R3 Shares
Shares sold	566.572	$10,000
Increase	566.572	$10,000

* Amounts for the year ended October 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	2,704,155	$48,232,261	3,855,282	$55,738,160
Converted from Class B**	120,958	2,171,762	173,425	2,508,230
Reinvestment of distributions	8,859	140,245	–	–
Shares reacquired	(2,173,903)	(38,983,415)	(2,015,095)	(28,966,407)
Increase	660,069	$11,560,853	2,013,612	$29,279,983
Class B Shares*
Shares sold	552,661	$9,484,842	895,693	$12,529,643
Reinvestment of distributions	– (a)	4	–	–
Shares reacquired	(569,627)	(9,760,030)	(630,893)	(8,816,307)
Converted to Class A**	(126,001)	(2,171,762)	(179,778)	(2,508,230)
Increase (decrease)	(142,967)	$(2,446,946)	85,022	$1,205,106
Class C Shares
Shares sold	773,081	$13,197,706	942,658	$13,190,891
Reinvestment of distributions	5	81	–	–
Shares reacquired	(509,859)	(8,688,245)	(431,329)	(5,946,269)
Increase	263,227	$4,509,542	511,329	$7,244,622
	Period Ended October 31, 2007+
Class F Shares
Shares sold	553.350	$10,038
Increase	553.350	$10,038
	Year Ended October 31, 2007		Year Ended October 31, 2006
Class I Shares
Shares sold	4,290,207	$78,765,225	4,097,067	$61,957,965
Reinvestment of distributions	36,322	586,968	–	–
Shares reacquired	(5,534,133)	(108,007,421)	(335,417)	(4,912,329)
Increase (decrease)	(1,207,604)	$(28,655,228)	3,761,650	$57,045,636
Class P Shares
Shares sold	41,733	$772,332	101,896	$1,528,988
Reinvestment of distributions	173	2,764	–	–
Shares reacquired	(44,311)	(797,997)	(8,449)	(116,984)
Increase (decrease)	(2,405)	$(22,901)	93,447	$1,412,004
	Period Ended October 31, 2007+
Class R2 Shares
Shares sold	531.350	$10,000
Increase	531.350	$10,000
Class R3 Shares
Shares sold	531.350	$10,000
Increase	531.350	$10,000

* Amounts for the year ended October 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

(a) Value is less than 1 share.

Notes to Financial Statements (continued)

LARGE CAP VALUE FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	592,509	$8,590,197	553,882	$7,357,339
Converted from Class B**	5,707	83,329	5,782	75,446
Reinvestment of distributions	51,013	701,950	34,254	427,832
Shares reacquired	(284,369)	(4,153,453)	(225,895)	(2,986,988)
Increase	364,860	$5,222,023	368,023	$4,873,629
Class B Shares*
Shares sold	84,342	$1,202,839	107,056	$1,398,011
Reinvestment of distributions	5,841	79,380	3,090	$38,191
Shares reacquired	(43,256)	(619,564)	(24,984)	(327,208)
Converted to Class A**	(5,798)	(83,329)	(5,854)	(75,446)
Increase	41,129	$579,326	79,308	$1,033,548
Class C Shares
Shares sold	202,744	$2,902,355	143,287	$1,862,312
Reinvestment of distributions	8,451	114,857	5,552	68,625
Shares reacquired	(114,455)	(1,641,455)	(66,790)	(857,095)
Increase	96,740	$1,375,757	82,049	$1,073,842
	Period Ended October 31, 2007+
Class F Shares
Shares sold	654.742	$10,030
Increase	654.742	$10,030
	Year Ended October 31, 2007		Year Ended October 31, 2006
Class I Shares
Shares sold	480,946	$7,248,729	743,022	$9,633,684
Reinvestment of distributions	60,837	840,159	51,343	642,815
Shares reacquired	(1,215,570)	(18,175,290)	(254,376)	(3,456,282)
Increase (decrease)	(673,787)	$(10,086,402)	539,989	$6,820,217
Class P Shares
Shares sold	3	$50	–	$–
Reinvestment of distributions	37	504	32	405
Increase	40	$554	32	$405

* Amounts for the year ended October 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (continued)

VALUE OPPORTUNITIES FUND

	Year Ended October 31, 2007		Period Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	7,598,630	$101,384,262	5,099,747	$58,822,501
Converted from Class B**	16,961	225,435	54	665
Reinvestment of distributions	137,293	1,701,064	–	–
Shares reacquired	(2,331,778)	(31,223,860)	(334,424)	(3,950,610)
Increase	5,421,106	$72,086,901	4,765,377	$54,872,556
Class B Shares*
Shares sold	737,190	$9,752,518	457,924	$5,312,712
Reinvestment of distributions	11,238	138,450	–	–
Shares reacquired	(132,976)	(1,788,765)	(18,016)	(211,076)
Converted to Class A**	(17,112)	(225,435)	(54)	(665)
Increase	598,340	$7,876,768	439,854	$5,100,971
Class C Shares
Shares sold	3,361,099	$44,934,919	1,224,624	$14,315,903
Reinvestment of distributions	28,762	354,353	–	–
Shares reacquired	(375,276)	(5,037,875)	(23,922)	(278,321)
Increase	3,014,585	$40,251,397	1,200,702	$14,037,582
	Period Ended October 31, 2007+
Class F Shares
Shares sold	705.730	$10,028
Increase	705.730	$10,028
	Year Ended October 31, 2007		Period Ended October 31, 2006
Class I Shares
Shares sold	3,588,285	$50,577,994	341,589	$3,821,562
Reinvestment of distributions	10,921	135,641	–	–
Shares reacquired	(41,989)	(536,294)	(73,378)	(809,822)
Increase	3,557,217	$50,177,341	268,211	$3,011,740
Class P Shares
Shares sold	379,625	$5,104,706	1,000	$10,004
Reinvestment of distributions	31	384	–	–
Shares reacquired	(44,898)	(619,613)	–	–
Increase	334,758	$4,485,477	1,000	$10,004
	Period Ended October 31, 2007+
Class R2 Shares
Shares sold	704	$10,000
Increase	704	$10,000
Class R3 Shares
Shares sold	704	$10,000
Increase	704	$10,000

* Amounts for the period ended October 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

+ For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

Notes to Financial Statements (concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than April 30, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Securities Trust – Lord Abbett All Value Fund, Lord Abbett Alpha Strategy Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett Large-Cap Value Fund, and Lord Abbett Value Opportunities Fund (the "Funds") as of October 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform an audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust – Lord Abbett All Value Fund, Lord Abbett Alpha Strategy Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett Large-Cap Value Fund, and Lord Abbett Value Opportunities Fund as of October 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 20, 2007

Investments In Underlying Funds (unaudited)

Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. As of October 31, 2007, Alpha Strategy Fund's long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.27%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	25.16%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class I	10.11%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class I	9.86%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class I	9.79%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class I	19.96%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	4.85%

The Ten Largest Holdings and the Holdings by Sector, as of October 31, 2007, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Equinix, Inc.	1.65%
Ctrip.com International Ltd. ADR	1.61%
Immucor, Inc.	1.40%
Mercadolibre Inc.	1.40%
Onyx Pharmaceuticals, Inc.	1.39%
BE Aerospace, Inc.	1.38%
Phase Forward, Inc.	1.37%
Priceline.com, Inc.	1.35%
Concur Technologies, Inc.	1.32%
Under Armour, Inc.	1.31%
Holdings by Sector	% of Investments
Auto & Transportation	.99%
Consumer Discretionary	25.58%
Financial Services	8.61%
Healthcare	17.49%
Materials & Processing	4.78%
Other Energy	5.73%
Producer Durables	4.03%
Technology	27.24%
Short-Term Investment	5.55%
Total	100.00%

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
REXCAPITAL Financial Holdings	2.82%
Prosegur Compania de Seguridad	2.26%
Intertek Group plc	2.25%
Davide Campari-Milano S.P.A.	2.19%
Neopost S.A.	2.11%
Enagas, S.A.	2.04%
Punch Taverns plc	2.03%
Ghabbour Auto	2.01%
Nippon Commercial Investment	2.01%
BlueBay Asset Management plc	1.96%
Holdings by Sector	% of Investments
Basic Materials	9.60%
Consumer Cyclicals	17.16%
Consumer Non-Cyclicals	6.00%
Diversified Financials	7.67%
Energy	7.69%
Healthcare	5.01%
Industrial Goods & Services	20.13%
Non-Property Financials	7.88%
Property & Property Services	5.81%
Technology	6.79%
Telecommunications	1.27%
Transportation	1.93%
Utilities	1.65%
Short-Term Investment	1.41%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Ariba, Inc.	2.56%
Phase Foward, Inc.	2.41%
Advanced Analogic Technologies, Inc.	2.37%
Limelight Network, Inc.	2.37%
NetLogic Microsystems, Inc.	2.26%
51job, Inc. ADR	2.21%
Pros Holdings Inc.	2.21%
Trans1 Inc.	2.09%
Compellent Technologies Inc.	2.07%
Mellanox Technologies, Ltd. (Israel)	2.03%

Investments In Underlying Funds (unaudited) (continued)

Holdings by Sector	% of Investments
Auto & Transportation	1.38%
Consumer Discretionary	16.30%
Financial Services	3.27%
Healthcare	28.90%
Materials & Processing	2.50%
Other Energy	1.50%
Producer Durables	1.94%
Technology	40.33%
Short-Term Investment	3.88%
Total	100.00%

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Exponent, Inc.	3.30%
Abaxis, Inc.	2.59%
Susser Holdings Corp.	2.17%
Monro Muffler Brake, Inc.	2.04%
McGrath RentCorp	2.02%
Psychemedics Corp.	1.93%
Portec Rail Products, Inc.	1.86%
Waste Industries USA, Inc.	1.81%
Ultralife Batteries, Inc.	1.78%
American Dental Partners, Inc.	1.77%
Holdings by Sector	% of Investments
Auto & Transportation	2.62%
Consumer Discretionary	3.89%
Consumer Staples	6.36%
Financial Services	10.08%
Healthcare	12.34%
Integrated Oils	6.22%
Materials & Processing	13.51%
Other	7.37%
Other Energy	4.97%
Producer Durables	5.69%
Technology	11.01%
Utilities	8.42%
Short-Term Investment	7.52%
Total	100.00%

Investments In Underlying Funds (unaudited) (continued)

Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Bucyrus International, Inc.	2.25%
ScanSource, Inc.	2.22%
Hilb, Rogal & Hobbs Co.	2.20%
Amedisys, Inc.	2.14%
Global Payments, Inc.	2.10%
Power Intergrations Inc.	1.89%
CLARCOR, Inc.	1.85%
HCC Insurance Holdings, Inc.	1.85%
Watsco, Inc.	1.84%
Actuant Corp. Class A	1.83%
Holdings by Sector	% of Investments
Auto & Transportation	2.31%
Consumer Discretionary	12.03%
Consumer Staples	1.67%
Financial Services	11.80%
Healthcare	14.81%
Materials & Processing	13.57%
Other	1.01%
Other Energy	6.73%
Producer Durables	15.98%
Technology	15.41%
Short-Term Investment	4.68%
Total	100.00%

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	3.17%
Hexcel Corp.	2.95%
Quanex Corp.	2.80%
Anixter International, Inc.	2.66%
PNM Resources, Inc.	2.54%
Black Hills Corp.	2.41%
Rogers Corp.	2.07%
Olin Corp.	1.95%
Carlisle Companies, Inc.	1.63%
Bristow Group Inc.	1.61%

Investments In Underlying Funds (unaudited) (concluded)

Holdings by Sector	% of Investments
Auto & Transportation	5.17%
Consumer Discretionary	6.11%
Consumer Staples	0.61%
Financial Services	10.07%
Healthcare	7.30%
Materials & Processing	20.86%
Other	2.00%
Other Energy	5.70%
Producer Durables	9.35%
Technology	14.21%
Utilities	12.83%
Short-Term Investment	5.79%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunties Fund

Ten Largest Holdings	% of Investments
Carlisle Companies, Inc.	2.74%
Cullen/Frost Bankers, Inc.	2.57%
Alliant Techsystems Inc.	2.46%
Harsco Corp.	2.14%
Black Hills Corp.	1.92%
Cytec Industries, Inc.	1.74%
Charles River Laboratories International, Inc.	1.61%
Silgan Holdings, Inc.	1.55%
Rogers Corp.	1.48%
Financial Federal Corp.	1.44%
Holdings by Sector	% of Investments
Auto & Transportation	3.27%
Consumer Discretionary	4.45%
Consumer Staples	1.91%
Financial Services	13.73%
Healthcare	7.78%
Materials & Processing	17.44%
Other	3.60%
Other Energy	5.57%
Producer Durables	5.19%
Technology	14.62%
Utilities	9.42%
Short-Term Investment	13.02%
Total	100.00%

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

* Effective as of the close of business on December 14, 2007, there are 51 portfolios or series.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. since 1994 and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1993	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Sholom Dinsky (1944)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer; formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Howard E. Hansen (1961)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1995.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Investment Manager, joined Lord Abbett in 2003; formerly Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (2002 - 2003); prior thereto Associate Portfolio Manager of Credit Suisse Asset Management.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2003; formerly Managing Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (1994 - 2003).

F. Thomas O'Halloran (1955)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2001.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2003	Partner and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

Yarek Aranowicz (1963)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 2003; formerly Vice President, Head of Global Emerging Markets Funds of Warburg Pincus Asset Management and Credit Suisse Asset Management (1998 - 2003).

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

David G. Builder (1954)	Vice President	Elected in 2001	Equity Analyst, joined Lord Abbett in 1998.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Senior Research Analyst, joined Lord Abbett in 2002; formerly Senior Analyst, Piper Jaffray Asset Management (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management; joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director of Equity Trading, joined Lord Abbett in 1983.

Todor Petrov (1974)	Vice President	Elected in 2003	Investment Manager, joined Lord Abbett in 2003; formerly Associate Portfolio Manager of Credit Suisse Asset Management (1999 - 2003).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel; joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
All Value Fund	72.01%	78.67%
Alpha Strategy Fund	7.88	13.76
International Core Equity Fund	–	25.57
International Opportunities Fund	–	100.00
Large Cap Value Fund	100.00	100.00
Value Opportunities Fund	8.08	8.09

Additionally, of the distribution paid to shareholders during the fiscal year ended October 31, 2007, the following amounts represent short-term and long-term capital gains:

Fund Name	Short-term Capital Gains	Long-term Capital Gains
All Value Fund	$45,001,257	$189,756,123
Alpha Strategy Fund	502,374	3,710,084
International Core Equity Fund	37,341,441	20,763,831
Large Cap Value Fund	–	1,342,217
Value Opportunities Fund	2,788,207	–

The International Core Equity Fund and the International Opportunities Fund intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
International Core Equity Fund	$32,329,603	$2,002,734
International Opportunities Fund	7,928,534	619,100

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-2-10/07

(12/07)

2007

LORD ABBETT

ANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the fiscal year ended October 31, 2007

Lord Abbett Micro Cap Growth Fund
and Micro Cap Value Fund Annual Report

For the fiscal year ended October 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Micro Cap Growth Fund's and Lord Abbett Micro Cap Value Fund's performance for the fiscal year ended October 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended October 31, 2007?

A: Despite a notable rise in volatility, small cap equities (as measured by the S&P SmallCap 600® Index1) generated a total return of 11.6% in the year ended October 2007. Furthermore, investors remained optimistic regarding the outlook for corporate earnings; the investor consensus estimate for 2008 earnings for the S&P SmallCap 600 Index was 19.7% above the consensus for 2007 earnings. Growth (as measured by the S&P Composite Growth Index2) outperformed value (as measured by the S&P Composite Value Index2) and the performance of mid cap companies (as measured by the S&P MidCap 400® Index3) outpaced the rest of the market (as measured by the S&P 500® Index4).

1

At the sector level, five of the 10 major industry groups in the S&P SmallCap 600 Index posted 12-month total returns in excess of 20%, one posted a gain greater than 10%, while two sectors experienced declines in the year. Unfortunately, those sectors that declined – consumer discretionary and financials – account for over 28% (on a market-weight basis) of the S&P SmallCap 600 Index, which cost the small cap index a full three percentage points in overall performance.

Lord Abbett Micro Cap Growth Fund

Q: How did the Micro Cap Growth Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 45.2%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000® Growth Index,5 which returned 16.7% over the same period.

Q: What were the most significant factors affecting performance?

A: The technology sector was the greatest contributor to Fund performance relative to its benchmark for the 12-month period, followed by the healthcare sector and the materials and processing sector.

Among individual holdings that contributed to performance were technology holdings JA Solar Holdings Co. Ltd. (the Fund's number-one contributor), a manufacturer of solar cells, and Omniture, Inc., a provider of online business optimization software; healthcare holding Hansen Medical, Inc., a developer of medical robotics used with catheter-based technologies to facilitate less-invasive surgical procedures; materials and processing holding Force Protection, Inc., a maker of vehicles that protect and save lives and property, including mine-protected vehicles used by the military; and consumer staples holding Jones Soda Co., which manufactures and distributes a variety of soda and juice beverages.

The consumer discretionary sector was the primary detractor from the Fund's relative performance for the period, followed by the not classified or miscellaneous sector, and (owing to an underweight position) the producer durables sector.

Among the individual holdings that detracted from performance were consumer discretionary holdings Houston Wire & Cable Co. (the Fund's largest detractor), a wholesaler of wire and cable to the electricity distribution market, and Smith & Wesson Holding Corp., a producer of handguns, law enforcement products, and firearm safety and security products; as well as three technology holdings: Isilon Systems, Inc., a computer storage manufacturer; STEC Inc., a designer of technology solutions that offers products based on dynamic random access memory, static random access memory, and Flash memory technologies, and SourceFire Inc., a provider of security software to protect corporate networks.

Lord Abbett Micro Cap Value Fund

Q: How did the Micro Cap Value Fund perform during the fiscal year ended October 31, 2007?

A: The Fund returned 18.8%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions

2

reinvested, compared with its benchmark, the Russell 2000® Value Index,6 which returned 2.1% over the same period.

Q: What were the most significant factors affecting performance?

A: The producer durables sector was the greatest contributor to the Fund's performance relative to its benchmark for the 12-month period, followed by the financial services sector (owing to an underweight position) and the consumer discretionary sector.

Among the individual holdings that contributed to performance were producer durables holdings Graham Corp. (the Fund's number-one contributor), a designer and builder of vacuum and heat transfer equipment for process industries, and Twin Disc, Inc., a provider of heavy-duty power transmission equipment to the marine, energy, off-highway heavy equipment, and other markets; consumer discretionary holding Exponent, Inc., a provider of scientific research and analysis for failures and accidents, product development, regulatory compliance, and crisis management; auto and transportation sector holding Amerigon Inc., which supplies high-technology products for automotive original manufacturers; and technology holding Applix, Inc., a financial analytics company. (Applix, Inc. was recently acquired by Cognos, a provider of business intelligence and performance management solutions.)

The most significant detractor from the Fund's relative performance was the other energy sector (which includes oil service companies, smaller exploration and production companies, and independent refiners), followed by the consumer staples sector and (owing to an underweight position) the other sector, made up of diversified corporations.

Among individual holdings that detracted from performance were financial services holdings Marlin Business Services Corp. (the Fund's number-one detractor), a provider of equipment leasing solutions primarily to small businesses, and Southwest Bancorp, an independent, commercial-oriented financial services institution focusing on growth in Texas and Kansas; consumer staples holding Overhill Farms, Inc., a manufacturer of frozen food products; materials and processing holding U.S. Concrete, Inc., a provider of ready-mixed concrete and related products and services to the construction industry; and producer durables holding Flanders Corp., a manufacturer of a range of air filtration products.

Each Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment—Purchases" in the prospectus for more information on redemptions that may be subject to CDSC. The CDSC is not reflected in the average annual total returns. If the CDSC was included, performance would have been lower.

3

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

2  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and the S&P SmallCap 600 to create a broad market portfolio representing 90% of U.S. equities. Companies in this index are split into two groups based on factors including price-to-book ratio to create the Composite Growth and Composite Value indexes.

3  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

4  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

5  The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

6  The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

The views of each Fund's management and the portfolio holdings described in this report are as of October 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

4

Micro Cap Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Russell 2000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended October 31, 2007

	1 Year	5 Years	Life of Class
Class A2	36.80%	24.97%	7.20%
Class I3	45.49%	26.77%	11.30%

1  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

2  Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

3  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on July 9, 1999. Performance is at net asset value.

5

Micro Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class I shares with the same investment in the Russell 2000® Value Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable
Sales Charge for the Periods Ended October 31, 2007

	1 Year	5 Years	Life of Class
Class A2	12.01%	24.04%	21.61%
Class I3	19.16%	25.87%	22.16%

1  Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

2  Class A shares commenced operations on May 1, 2000. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2007, is calculated using the SEC-required uniform method to compute such return.

3  Effective September 28, 2007, Class Y was renamed Class I. Class I shares commenced operations on July 9, 1999. Performance is at net asset value.

6

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 through October 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 5/1/07 – 10/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,215.70	$11.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.69	$10.61
Class I
Actual	$1,000.00	$1,217.30	$10.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.94	$9.40

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.09% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Auto & Transportation	1.38%
Consumer Discretionary	16.30%
Financial Services	3.27%
Healthcare	28.90%
Materials & Processing	2.50%
Other Energy	1.50%
Producer Durables	1.93%
Technology	40.34%
Short-Term Investment	3.88%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

8

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/07	10/31/07	5/1/07 – 10/31/07
Class A
Actual	$1,000.00	$1,075.90	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.73	$10.56
Class I
Actual	$1,000.00	$1,077.40	$9.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.98	$9.30

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.08% for Class A and 1.83% for Class I) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2007

Sector*	%**
Auto & Transportation	6.95%
Consumer Discretionary	14.69%
Consumer Staples	3.44%
Financial Services	12.49%
Healthcare	16.53%
Materials & Processing	11.55%
Other Energy	0.88%
Producer Durables	10.59%
Technology	13.35%
Utilities	1.56%
Short-Term Investment	7.97%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

9

Schedule of Investments

MICRO CAP GROWTH FUND October 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 98.92%
Air Transportation 1.42%
Allegiant Travel Co.*	26,200	$944
Biotechnology Research & Production 6.78%
Array BioPharma Inc.*	86,100	964
Genoptix Inc.*	44,100	1,089
Omrix Biopharmaceuticals, Inc.*	16,000	558
Regeneration Technologies, Inc.*	90,100	956
Vnus Medical Technologies, Inc.*	61,500	932
Total		4,499
Commercial Information Services 2.85%
Health Grades, Inc.*	85,200	521
HireRight Inc.*	45,000	539
LoopNet, Inc.*	44,200	833
Total		1,893
Communications Technology 4.12%
Acme Packet, Inc.*	59,000	847
ShoreTel Inc.*	64,400	1,172
UCN, Inc.*	145,100	718
Total		2,737
Computer Services, Software & Systems 19.08%
Ariba, Inc.*	134,900	1,745
Art Technology Group, Inc.*	121,400	560
BladeLogic, Inc.*	35,900	1,103
comScore, Inc.*	30,461	1,117
DemandTec, Inc.*	50,600	914
Double-Take Software, Inc.*	49,600	1,182
Limelight Network, Inc.*	126,700	1,618
Netezza Corp.*	65,900	906
PROS Holdings Inc.*	83,800	1,507
Sapient Corp.*	122,400	857
Synchronoss Technologies, Inc.*	11,000	440
Taleo Corp. Class A*	25,300	707
Total		12,656

Investments	Shares	Value (000)
Computer Technology 5.35%
Advanced Analogic Technologies, Inc.*	134,200	$1,621
Compellent Technologies, Inc.*	87,900	1,415
Synaptics Inc.*	9,500	516
Total		3,552
Consumer Electronics 3.43%
Glu Mobile Inc.*	68,100	665
Internap Network Services Corp.*	60,000	1,000
Perfect World Co., Ltd. ADR*	17,600	610
Total		2,275
Diversified Financial Services 1.67%
FCStone Group, Inc.*	31,350	1,105
Drugs & Pharmaceuticals 1.61%
Eurand N.V. (Netherlands)*(a)	77,900	1,071
Education Services 1.26%
Capella Education Co.*	6,400	397
Noah Education Holdings Ltd. ADR*	24,300	437
Total		834
Electronics 1.59%
Daktronics, Inc.	35,300	1,053
Electronics: Instruments, Gauges & Meters 0.66%
FARO Technologies, Inc.*	15,300	440
Electronics: Medical Systems 2.02%
Cynosure, Inc. Class A*	18,900	718
NxStage Medical, Inc.*	42,000	620
Total		1,338

See Notes to Financial Statements.
10

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2007

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components 10.38%
02Micro International Ltd. ADR*	28,600	$496
ANADIGICS, Inc.*	61,800	912
AuthenTec, Inc.*	80,500	1,297
JA Solar Holdings Co. Ltd. ADR*	21,800	1,256
Mellanox Technologies, Ltd. (Israel)*(a)	58,600	1,383
NetLogic Microsystems, Inc.*	46,500	1,544
Total		6,888
Energy: Miscellaneous 1.54%
Dawson Geophysical Co.*	3,300	263
EnerNoc, Inc.*	16,300	760
Total		1,023
Engineering & Contracting Services 1.17%
Layne Christensen Co.*	13,600	774
Financial Data Processing Services & Systems 0.66%
Online Resources Corp.*	47,530	440
Health & Personal Care 1.12%
Bio-Reference Laboratories, Inc.*	23,200	744
Healthcare Facilities 1.18%
Skilled Heathcare Group, Inc. Class A*	48,000	786
Healthcare Management Services 5.02%
athenahealth, Inc.*	7,400	283
HMS Holdings Corp.*	37,400	1,064
Omnicell, Inc.*	12,800	338
Phase Foward Inc.*	69,100	1,644
Total		3,329
Insurance: Multi-Line 1.04%
eHealth, Inc.*	24,700	690

Investments	Shares	Value (000)
Machinery: Agricultural 1.33%
Lindsay Corp.	17,900	$881
Medical & Dental Instruments & Supplies 12.00%
Abaxis, Inc.*	26,100	765
Hansen Medical, Inc.*	19,800	770
Insulet Corp.*	45,200	1,132
IRIS International, Inc.*	27,300	502
Meridian Bioscience, Inc.	26,900	890
NuVasive, Inc.*	26,900	1,151
SonoSite, Inc.*	17,900	630
Trans1 Inc.*	57,100	1,428
Tutogen Medical, Inc.*	56,500	695
Total		7,963
Metal Fabricating 1.41%
Dynamic Materials Corp.	17,000	935
Miscellaneous: Technology 0.99%
Vocus, Inc.*	18,200	655
Radio & TV Broadcasters 0.13%
China Digital TV Holding Co., Ltd. ADR*	2,200	86
Retail 2.58%
PriceSmart, Inc.	35,000	995
Volcom, Inc.*	24,400	714
Total		1,709
Services: Commercial 6.53%
51job, Inc. ADR*	67,700	1,509
Constant Contact, Inc.*	21,329	531
Global Sources Ltd. (Hong Kong)*(a)	31,100	1,008
Knot, Inc. (The)*	66,160	1,283
Total		4,331
Total Common Stocks (cost $54,604,475)		65,631

See Notes to Financial Statements.
11

Schedule of Investments (concluded)

MICRO CAP GROWTH FUND October 31, 2007

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.00%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $2,650,000 of Federal Home Loan Bank at 5.857% due 3/2/2017; value: $2,706,313; proceeds: $2,650,498 (cost $2,650,183)	$2,650	$2,650
Total Investments in Securities 102.92% (cost $57,254,658)		68,281
Liabilities in Excess of Cash and Other Assets (2.92%)		(1,936)
Net Assets 100.00%		$66,345

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
12

Schedule of Investments

MICRO CAP VALUE FUND October 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 92.99%
Aerospace 1.96%
Ladish Co., Inc.*	15,595	$716
LMI Aerospace, Inc.*	34,200	917
Total		1,633
Auto Parts: After Market 1.34%
Commercial Vehicle Group, Inc.*	82,100	1,119
Auto Parts: Original Equipment 1.16%
Amerigon Inc.*	19,400	381
Strattec Security Corp.	12,065	588
Total		969
Banks 4.93%
Bryn Mawr Bank Corp.	21,782	483
CoBiz, Inc.	65,750	1,174
Columbia Bancorp	28,560	520
Pennsylvania Commerce Bancorp, Inc.*	39,477	1,125
Southwest Bancorp, Inc.	42,300	801
Total		4,103
Biotechnology Research & Production 1.20%
Kensey Nash Corp.*	36,500	999
Building: Cement 0.88%
U.S. Concrete, Inc.*	147,000	729
Chemicals 6.90%
Balchem Corp.	17,688	384
Landec Corp.*	52,687	783
NuCo2, Inc.*	47,400	1,222
Penford Corp.	20,170	711
Quaker Chemical Corp.	52,900	1,142
Ultralife Batteries, Inc.*	111,700	1,499
Total		5,741

Investments	Shares	Value (000)
Communications Technology 1.47%
Anaren, Inc.*	48,100	$754
Radyne Corp.*	45,599	469
Total		1,223
Computer Services, Software & Systems 6.60%
COMSYS IT Partners Inc.*	56,300	1,001
Mercury Computer Systems, Inc.*	88,562	1,385
Moldflow Corp.*	29,300	447
SI International, Inc.*	46,900	1,323
TechTeam Global, Inc.*	104,459	1,339
Total		5,495
Computer Technology 2.74%
Radiant Systems, Inc.*	89,200	1,456
Rimage Corp.*	31,734	829
Total		2,285
Construction 1.08%
Meadow Valley Corp.*	75,600	900
Consumer Electronics 0.96%
LoJack Corp.*	45,425	798
Drug & Grocery Store Chains 2.19%
Susser Holdings Corp.*	73,100	1,823
Electrical & Electronics 1.19%
LeCroy Corp.*	101,111	991
Electrical Equipment & Components 1.46%
Powell Industries, Inc.*	28,800	1,212
Electronics: Instruments, Gauges & Meters 1.14%
Keithley Instruments, Inc.	94,100	945
Electronics: Technology 1.48%
Gerber Scientific, Inc.*	111,700	1,234

See Notes to Financial Statements.
13

Schedule of Investments (continued)

MICRO CAP VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Engineering & Contracting Services 0.51%
Michael Baker Corp.*	8,100	$428
Financial: Miscellaneous 1.44%
Federal Agricultural Mortgage Corp. Class C	40,890	1,200
Foods 1.29%
Overhill Farms, Inc.*	309,235	1,070
Funeral Parlors & Cemetery 1.36%
Carriage Services, Inc.*	64,400	616
Rock of Ages Corp.*	82,300	517
Total		1,133
Health & Personal Care 1.95%
Psychemedics Corp.	95,800	1,624
Healthcare Facilities 0.89%
Capital Senior Living Corp.*	82,492	737
Healthcare Management Services 2.78%
American Dental Partners, Inc.*	60,100	1,490
National Medical Health Card Systems, Inc.*	84,900	825
Total		2,315
Identification Control & Filter Devices 1.19%
Flanders Corp.*	202,100	992
Insurance: Property-Casualty 1.47%
Donegal Group Inc.	71,233	1,223
Machinery: Industrial/Specialty 2.40%
Graham Corp.	22,230	1,468
Twin Disc, Inc.	8,000	529
Total		1,997

Investments	Shares	Value (000)
Manufacturing 1.32%
Standex International Corp.	51,300	$1,100
Medical & Dental Instruments & Supplies 9.88%
Abaxis, Inc.*	74,300	2,178
Cardiac Science Corp.*	118,100	1,252
Cutera, Inc.*	60,600	1,486
Medical Action Industries, Inc.*	67,470	1,387
Merit Medical Systems, Inc.*	102,809	1,342
Orthovita, Inc.*	162,900	580
Total		8,225
Metal Fabricating 1.21%
NN, Inc.	94,500	1,008
Metals & Minerals Miscellaneous 1.08%
A.M. Castle & Co.	30,000	903
Oil: Crude Producers 0.89%
Bronco Drilling Co., Inc.*	54,200	737
Pollution Control & Environmental Services 1.23%
Team, Inc.*	31,900	1,027
Railroad Equipment 1.88%
Portec Rail Products, Inc.	128,900	1,562
Real Estate Investment Trusts 1.75%
Supertel Hospitality, Inc.	199,300	1,455
Rental & Leasing Services: Commercial 3.03%
Marlin Business Services Corp.*	64,800	822
McGrath RentCorp	49,500	1,697
Total		2,519

See Notes to Financial Statements.
14

Schedule of Investments (concluded)

MICRO CAP VALUE FUND October 31, 2007

Investments	Shares	Value (000)
Restaurants 0.95%
Benihana Inc. Class A*	44,700	$789
Retail 0.84%
Rush Enterprises, Inc. Class B*	43,350	695
Services: Commercial 9.06%
Ambassadors International, Inc.	40,500	736
Collectors Universe, Inc.	54,401	789
Exponent, Inc.*	91,900	2,776
Monro Muffler Brake, Inc.	75,350	1,717
Waste Industries USA, Inc.	42,200	1,519
Total		7,537
Textiles Apparel Manufacturers 1.69%
Hartmarx Corp.*	197,700	1,018
Lakeland Industries, Inc.*	32,000	387
Total		1,405
Transportation: Miscellaneous 1.32%
Quixote Corp.	59,900	1,096
Truckers 1.32%
Marten Transport, Ltd.*	77,100	1,096
Utilities: Gas Distributors 1.58%
Chesapeake Utilities Corp.	37,100	1,314
Total Common Stocks (cost $72,188,689)		77,386

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 8.05%
Repurchase Agreement
Repurchase Agreement dated 10/31/2007, 4.28% due 11/1/2007 with State Street Bank & Trust Co. collateralized by $6,645,000 of Federal National Mortgage Assoc. at 6.27% due 7/18/2016; value: $6,844,350; proceeds: $6,706,769 (cost $6,705,971)	$6,706	$6,706
Total Investments in Securities 101.04% (cost $78,894,660)		84,092
Liabilities in Excess of Other Assets (1.04%)		(867)
Net Assets 100.00%		$83,225

*  Non-income producing security.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

October 31, 2007

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$57,254,658	$78,894,660
Investments in securities, at value	$68,281,208	$84,092,493
Cash	703,004	–
Receivables:
Interest and dividends	315	11,811
Investment securities sold	705,689	72,328
Capital shares sold	16,863	544,664
From advisor (See Note 3)	18,045	12,798
Prepaid expenses and other assets	5,866	13,154
Total assets	69,730,990	84,747,248
LIABILITIES:
Payables:
Investment securities purchased	3,232,831	1,329,645
Management fees	79,539	99,704
12b-1 distribution fees	2,234	5,872
Fund administration	2,121	2,659
Trustees' fees	1,552	2,759
To affiliate (See Note 3)	23,262	22,292
Accrued expenses and other liabilities	44,198	59,801
Total liabilities	3,385,737	1,522,732
NET ASSETS	$66,345,253	$83,224,516
COMPOSITION OF NET ASSETS:
Paid-in capital	$54,145,786	$72,245,269
Accumulated net investment loss	(1,552)	(2,759)
Accumulated net realized gain on investments	1,174,469	5,784,173
Net unrealized appreciation on investments	11,026,550	5,197,833
Net Assets	$66,345,253	$83,224,516
Net assets by class:
Class A Shares	$9,882,464	$25,560,720
Class I Shares	$56,462,789	$57,663,796
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	569,346	884,351
Class I Shares	3,178,568	1,963,807
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$17.36	$28.90
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$18.42	$30.66
Class I Shares–Net asset value	$17.76	$29.36

See Notes to Financial Statements.
16

Statements of Operations

For the Year Ended October 31, 2007

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$13,216	$330,902
Interest	82,779	171,870
Total investment income	95,995	502,772
Expenses:
Management fees	442,931	696,511
12b-1 distribution plan–Class A	19,456	56,121
Shareholder servicing	9,561	17,007
Professional	37,820	36,523
Reports to shareholders	10,099	23,933
Fund administration	11,811	18,574
Custody	11,444	14,155
Trustees' fees	1,167	1,907
Registration	26,681	28,025
Subsidy (See Note 3)	69,441	66,387
Other	578	778
Gross expenses	640,989	959,921
Expense reductions (See Note 7)	(3,787)	(1,528)
Expenses assumed by advisor (See Note 3)	(71,786)	(47,196)
Net expenses	565,416	911,197
Net investment loss	(469,421)	(408,425)
Net realized and unrealized gain:
Net realized gain on investments	1,668,345	6,204,986
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error (See Note 3)	4,101	–
Net change in unrealized appreciation on investments	10,300,864	465,469
Net realized and unrealized gain	11,973,310	6,670,455
Net Increase in Net Assets Resulting From Operations	$11,503,889	$6,262,030

See Notes to Financial Statements.
17

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
Operations:
Net investment loss	$(469,421)	$(131,218)
Net realized gain on investments	1,668,345	1,309,647
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error (See Note 3)	4,101	–
Net change in unrealized appreciation (depreciation) on investments	10,300,864	(183,526)
Net increase in net assets resulting from operations	11,503,889	994,903
Distributions to shareholders from:
Net realized gain
Class A	(907,030)	(782,352)
Class I	(315,156)	(175,989)
Total distributions to shareholders	(1,222,186)	(958,341)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	49,598,590	1,000,029
Reinvestment of distributions	1,221,501	956,192
Cost of shares reacquired	(1,900,382)	(2,007,854)
Net increase (decrease) in net assets resulting from capital share transactions	48,919,709	(51,633)
Net increase (decrease) in net assets	59,201,412	(15,071)
NET ASSETS:
Beginning of year	$7,143,841	$7,158,912
End of year	$66,345,253	$7,143,841
Accumulated net investment loss	$(1,552)	$(834)

See Notes to Financial Statements.
18

Statements of Changes in Net Assets

	Micro Cap Value Fund
INCREASE IN NET ASSETS	For the Year Ended October 31, 2007	For the Year Ended October 31, 2006
Operations:
Net investment loss	$(408,425)	$(268,745)
Net realized gain on investments	6,204,986	3,707,862
Net change in unrealized appreciation on investments	465,469	441,312
Net increase in net assets resulting from operations	6,262,030	3,880,429
Distributions to shareholders from:
Net realized gain
Class A	(2,759,331)	(1,784,117)
Class I	(690,568)	(403,319)
Total distributions to shareholders	(3,449,899)	(2,187,436)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	56,339,000	3,423,840
Reinvestment of distributions	3,449,879	2,186,918
Cost of shares reacquired	(1,404,435)	(4,286,302)
Net increase in net assets resulting from capital share transactions	58,384,444	1,324,456
Net increase in net assets	61,196,575	3,017,449
NET ASSETS:
Beginning of year	$22,027,941	$19,010,492
End of year	$83,224,516	$22,027,941
Accumulated net investment loss	$(2,759)	$(1,646)

See Notes to Financial Statements.
19

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Year Ended 10/31
	2007		2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$14.18		$14.24	$11.88	$10.87	$7.51
Investment operations
Net investment loss(a)	(.26)		(.24)	(.25)	(.23)	(.14)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–	(c)	–	–	–	–
Net realized and unrealized gain	5.83		2.05	2.96	1.24	3.50
Total from investment operations	5.57		1.81	2.71	1.01	3.36
Distributions to shareholders from:
Net realized gain	(2.39)		(1.87)	(.35)	–	–
Net asset value, end of year	$17.36		$14.18	$14.24	$11.88	$10.87
Total Return(b)	45.19	%(d)	14.29%	23.21%	9.29%	44.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	2.10%		2.10%	2.10%	2.10%	1.75%
Expenses, including expense reductions and expenses assumed	2.09%		2.10%	2.10%	2.10%	1.75%
Expenses, excluding expense reductions and expenses assumed	2.48%		3.26%	2.51%	2.52%	2.84%
Net investment loss	(1.76)%		(1.83)%	(1.92)%	(1.91)%	(1.60)%
Supplemental Data:
Net assets, end of year (000)	$9,882		$5,445	$5,938	$4,726	$4,655
Portfolio turnover rate	205.25%		222.48%	64.79%	79.07%	126.71%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.
20

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Year Ended 10/31
	2007		2006	2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of year	$14.43		$14.43	$12.00	$10.96		$7.55
Investment operations
Net investment loss(a)	(.24)		(.22)	(.22)	(.20)		(.11)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–	(c)	–	–	–		–
Net realized and unrealized gain	5.96		2.09	3.00	1.24		3.52
Total from investment operations	5.72		1.87	2.78	1.04		3.41
Distributions to shareholders from:
Net realized gain	(2.39)		(1.87)	(.35)	–		–
Net asset value, end of year	$17.76		$14.43	$14.43	$12.00		$10.96
Total Return(b)	45.49	%(d)	14.56%	23.57%	9.49%		45.17%
Ratios to Average Net Assets
Expenses, excluding expense reductions and including expenses assumed	1.85%		1.85%	1.85%	1.85	%†	1.42%
Expenses, including expense reductions and expenses assumed	1.84%		1.85%	1.85%	1.85	%†	1.42%
Expenses, excluding expense reductions and expenses assumed	2.04%		3.04%	2.25%	2.27	%†	2.51%
Net investment loss	(1.52)%		(1.59)%	(1.67)%	(1.66	)%†	(1.27)%
Supplemental Data:
Net assets, end of year (000)	$56,463		$1,699	$1,221	$1,018		$8
Portfolio turnover rate	205.25%		222.48%	64.79%	79.07%		126.71%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.
21

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$28.67	$26.96	$23.89	$21.43	$15.56
Investment operations
Net investment loss(a)	(.28)	(.34)	(.32)	(.27)	(.14)
Net realized and unrealized gain	4.89	5.18	6.12	4.31	6.69
Total from investment operations	4.61	4.84	5.80	4.04	6.55
Distributions to shareholders from:
Net investment income	–	–	–	(.30)	(.05)
Net realized gain	(4.38)	(3.13)	(2.73)	(1.28)	(.63)
Total distributions	(4.38)	(3.13)	(2.73)	(1.58)	(.68)
Net asset value, end of year	$28.90	$28.67	$26.96	$23.89	$21.43
Total Return(b)	18.84%	20.09%	26.45%	20.08%	43.80%
Ratios to Average Net Assets
Expenses, excluding expense reductions and including expenses assumed	2.09%	2.10%	2.10%	2.10%	1.73%
Expenses, including expense reductions and expenses assumed	2.09%	2.10%	2.10%	2.10%	1.73%
Expenses, excluding expense reductions and expenses assumed	2.20%	2.45%	2.35%	2.27%	2.18%
Net investment loss	(1.05)%	(1.29)%	(1.30)%	(1.22)%	(.84)%
Supplemental Data:
Net assets, end of year (000)	$25,561	$18,156	$15,384	$10,838	$8,892
Portfolio turnover rate	37.11%	50.45%	34.59%	36.97%	48.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
22

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Year Ended 10/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$28.99	$27.17	$24.00	$21.53	$15.63
Investment operations
Net investment loss(a)	(.20)	(.28)	(.26)	(.22)	(.09)
Net realized and unrealized gain	4.95	5.23	6.16	4.32	6.73
Total from investment operations	4.75	4.95	5.90	4.10	6.64
Distributions to shareholders from:
Net investment income	–	–	–	(.35)	(.11)
Net realized gain	(4.38)	(3.13)	(2.73)	(1.28)	(.63)
Total distributions	(4.38)	(3.13)	(2.73)	(1.63)	(.74)
Net asset value, end of year	$29.36	$28.99	$27.17	$24.00	$21.53
Total Return(b)	19.16%	20.38%	26.78%	20.36%	44.35%
Ratios to Average Net Assets
Expenses, excluding expense reductions and including expenses assumed	1.83%	1.85%	1.85%	1.85%†	1.41%
Expenses, including expense reductions and expenses assumed	1.83%	1.85%	1.85%	1.85%†	1.41%
Expenses, excluding expense reductions and expenses assumed	1.93%	2.20%	2.11%	2.02%†	1.86%
Net investment loss	(.71)%	(1.05)%	(1.06)%	(.97 )%†	(.52)%
Supplemental Data:
Net assets, end of year (000)	$57,664	$3,872	$3,627	$1,763	$21
Portfolio turnover rate	37.11%	50.45%	34.59%	36.97%	48.55%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.
23

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund"), Class A and I shares and Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund"), Class A and I shares. Effective September 28, 2007, Class Y was renamed Class I. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class I shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

24

Notes to Financial Statements (continued)

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the period November 1, 2006 through February 29, 2008, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class' annual net operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	2.10%
I	1.85%

The Funds, along with certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund") of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on

25

Notes to Financial Statements (continued)

each Fund's Statement of Operations and Payable to affiliate on each Fund's Statement of Assets and Liabilities.

Micro Cap Growth Fund purchased certain securities with market capitalizations that were not within the Fund's specified investment capitalization range of $50 million and $500 million ("micro-cap companies") at a time while less than 80% of its net assets were invested in micro-cap companies, which constituted a violation of one of the Fund's investment restrictions. The Fund promptly identified the violation and sold the securities. Lord Abbett reimbursed the Fund in the amount of $4,101, representing the losses realized from the sales and the commissions on the purchase and sale transactions. This amount is reflected as a net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error on the Statement of Operations.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon the average daily net assets attributable to Class A at an annual rate of .25%.

Class I does not have a distribution plan.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on November 15, 2007, and paid on November 20, 2007 to shareholders of record on November 19, 2007. The approximate amounts are as follows:

	Short-term Capital Gain	Long-term Capital Gain
Micro Cap Growth Fund	$1,109,000	$190,000
Micro Cap Value Fund	1,523,000	4,255,000

26

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended October 31, 2007 and 2006 were as follows:

	Micro Cap Growth		Micro Cap Value
	Year Ended 10/31/2007	Year Ended 10/31/2006	Year Ended 10/31/2007	Year Ended 10/31/2006
Distributions paid from:
Ordinary income	$–	$303,120	$115,251	$63,337
Net long-term capital gains	1,222,186	655,221	3,334,648	2,124,099
Total distributions paid	$1,222,186	$958,341	$3,449,899	$2,187,436

As of October 31, 2007, the components of accumulated earnings on a tax-basis are as follows:

	Micro Cap Growth	Micro Cap Value
Undistributed ordinary income - net	$1,108,968	$1,523,330
Undistributed long-term capital gains	194,333	4,254,876
Total undistributed earnings	$1,303,301	$5,778,206
Temporary differences	(1,552)	(2,759)
Unrealized gains - net	10,897,718	5,203,800
Total accumulated earnings - net	$12,199,467	$10,979,247

As of October 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro Cap Growth	Micro Cap Value
Tax cost	$57,383,490	$78,888,693
Gross unrealized gain	12,359,307	9,851,128
Gross unrealized loss	(1,461,589)	(4,647,328)
Net unrealized security gain	$10,897,718	$5,203,800

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended October 31, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Accumulated Net Investment Loss	Accumulated Net Realized Gain
Micro Cap Growth Fund	$468,703	$(468,703)
Micro Cap Value Fund	407,312	(407,312)

The permanent difference is primarily attributable to the tax treatment of net operating losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2007 are as follows:

	Purchases	Sales
Micro Cap Growth	$106,274,407	$59,526,261
Micro Cap Value	65,169,408	16,247,699

There were no purchases or sales of U.S. Government securities for the fiscal year ended October 31, 2007.

27

Notes to Financial Statements (continued)

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

The Funds, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of October 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

28

Notes to Financial Statements (concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

MICRO CAP GROWTH FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	219,629	$2,990,880	18,917	$258,335
Reinvestment of distributions	70,478	906,345	61,644	780,421
Shares reacquired	(104,817)	(1,440,485)	(113,360)	(1,520,826)
Increase (decrease)	185,290	$2,456,740	(32,799)	$(482,070)
Class I Shares
Shares sold	3,068,608	$46,607,710	54,349	$741,694
Reinvestment of distributions	24,003	315,156	13,679	175,771
Shares reacquired	(31,803)	(459,897)	(34,890)	(487,028)
Increase	3,060,808	$46,462,969	33,138	$430,437

MICRO CAP VALUE FUND

	Year Ended October 31, 2007		Year Ended October 31, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	161,936	$4,218,075	80,914	$2,144,950
Reinvestment of distributions	112,855	2,759,310	73,709	1,783,751
Shares reacquired	(23,751)	(643,607)	(91,815)	(2,527,161)
Increase	251,040	$6,333,778	62,808	$1,401,540
Class I Shares
Shares sold	1,830,478	$52,120,925	49,008	$1,278,890
Reinvestment of distributions	27,868	690,569	16,517	403,167
Shares reacquired	(28,091)	(760,828)	(65,441)	(1,759,141)
Increase (decrease)	1,830,255	$52,050,666	84	$(77,084)

All of the outstanding capital shares of Micro Cap Growth Fund and Micro Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds will adopt FIN 48 no later than April 30, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

29

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Securities Trust – Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund (the "Funds"), as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust – Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
December 20, 2007

30

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55* portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

* Effective as of the close of business on December 14, 2007, there are 51 portfolios or series.

31

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. since 1994 and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank 1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co.
		(1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

32

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1993	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Sholom Dinsky (1944)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer; formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Howard E. Hansen (1961)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1995.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Investment Manager, joined Lord Abbett in 2003; formerly Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (2002 - 2003); prior thereto Associate Portfolio Manager of Credit Suisse Asset Management.

33

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2003; formerly Managing Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (1994 - 2003).

F. Thomas O'Halloran (1955)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2001.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2003	Partner and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

Yarek Aranowicz (1963)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 2003; formerly Vice President, Head of Global Emerging Markets Funds of Warburg Pincus Asset Management and Credit Suisse Asset Management (1998 - 2003).

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

David G. Builder (1954)	Vice President	Elected in 2001	Equity Analyst, joined Lord Abbett in 1998.

34

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003); attorney at Dechert LLP (2000 - 2002).

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Senior Research Analyst, joined Lord Abbett in 2002; formerly Senior Analyst, Piper Jaffray Asset Management (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management; joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director of Equity Trading, joined Lord Abbett in 1983.

Todor Petrov (1974)	Vice President	Elected in 2003	Investment Manager, joined Lord Abbett in 2003; formerly Associate Portfolio Manager of Credit Suisse Asset Management (1999 - 2003).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel; joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

35

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

All of the ordinary income distribution paid by the Micro Cap Value Fund during fiscal 2007 is qualified dividend income. For corporate shareholders, all of the Micro Cap Value Fund's ordinary income distribution qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2007, the following amounts represent short-term and long-term capital gains:

	Short-term Capital Gains	Long-term Capital Gains
Micro Cap Growth Fund	$—	$1,222,186
Micro Cap Value Fund	115,251	3,334,648

36

LAMCVF-2-1007
(12/07)

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Item 2:                                          Code of Ethics.

(a)                              In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended October 31, 2007 (the “Period”).

(b)                             Not applicable.

(c)                              The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                             The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                              Not applicable.

(f)                                See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:                                          Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                                          Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2007 and 2006 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2007	2006

Audit Fees {a}	$277,000	$267,500
Audit-Related Fees {b}	0	650
Total audit and audit-related fees	277,000	268,150

Tax Fees {c}	50,162	48,493
All Other Fees {d}	0	0

Total Fees	$327,162	$316,643

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

{c} Fees for the fiscal year ended October 31, 2007 and 2006 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

{d} There were no other fees for the years ended October 31, 2007 and 2006.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2007 and 2006 were:

	Fiscal year ended:
	2007	2006

All Other Fees {a}	$137,700	$105,500

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended October 31, 2007 and 2006 were:

	Fiscal year ended:
	2007	2006

All Other Fees	$0	$0

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                                          Audit Committee of Listed Registrants.

Not applicable.

Item 6:                                          Schedule of Investments.

Not applicable.

Item 7:                                          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                                   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:                                   Controls and Procedures.

(a)                     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                    There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                   Exhibits.

(a)(1)                  Amendments to Code of Ethics – Not applicable.

(a)(2)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)                  Not applicable.

(b)                                Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2007